UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2011

1.804849.107

LTB-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,321,000	$ 1,339,320
6.5% 11/15/13	591,000	662,250
		2,001,570
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	557,481
Household Durables - 0.4%
Fortune Brands, Inc.:
5.375% 1/15/16	731,000	794,128
6.375% 6/15/14	843,000	940,175
Whirlpool Corp. 6.125% 6/15/11	778,000	779,388
		2,513,691
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	326,000	358,079
5.15% 3/1/20	693,000	745,871
5.7% 5/15/18	42,000	47,045
COX Communications, Inc. 4.625% 6/1/13	674,000	717,280
Discovery Communications LLC:
3.7% 6/1/15	875,000	922,523
5.05% 6/1/20	322,000	342,822
NBC Universal, Inc.:
3.65% 4/30/15 (c)	66,000	69,393
5.15% 4/30/20 (c)	1,000,000	1,063,839
News America, Inc.:
5.3% 12/15/14	132,000	147,320
6.9% 3/1/19	750,000	891,194
Time Warner Cable, Inc.:
5.4% 7/2/12	425,000	445,729
5.85% 5/1/17	996,000	1,114,443
6.2% 7/1/13	404,000	444,315
6.75% 7/1/18	1,141,000	1,326,450
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,760
4.875% 3/15/20	731,000	761,323
5.875% 11/15/16	685,000	784,140
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 455,000	$ 463,940
6.125% 10/5/17	679,000	781,253
		11,451,719
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	1,000,000	1,011,087
Specialty Retail - 0.5%
Home Depot, Inc. 4.4% 4/1/21	610,000	622,174
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	804,865
Staples, Inc. 7.375% 10/1/12	1,352,000	1,452,045
		2,879,084
TOTAL CONSUMER DISCRETIONARY		20,414,632
CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,453,000	1,490,865
5.375% 11/15/14	111,000	124,293
7.2% 1/15/14	1,000,000	1,145,090
Diageo Capital PLC 5.2% 1/30/13	157,000	168,148
FBG Finance Ltd. 5.125% 6/15/15 (c)	510,000	557,202
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,058,408
The Coca-Cola Co. 3.15% 11/15/20	80,000	77,637
		4,621,643
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	609,797
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	834,172
		1,443,969
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (c)	106,000	122,663
General Mills, Inc. 5.2% 3/17/15	650,000	725,657
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	722,449
5.625% 11/1/11	195,000	198,973
6.5% 8/11/17	140,000	164,410
6.75% 2/19/14	82,000	93,151
		2,027,303
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	$ 30,000	$ 34,998
9.7% 11/10/18	1,342,000	1,792,189
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,051,199
Reynolds American, Inc. 6.75% 6/15/17	513,000	600,044
		3,478,430
TOTAL CONSUMER STAPLES		11,571,345
ENERGY - 4.2%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (c)	633,000	676,279
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	881,722
Halliburton Co. 6.15% 9/15/19	425,000	501,334
Noble Holding International Ltd. 3.45% 8/1/15	58,000	60,261
Weatherford International Ltd.:
4.95% 10/15/13	303,000	324,479
5.15% 3/15/13	1,469,000	1,560,434
		4,004,509
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,849
6.375% 9/15/17	555,000	638,127
BW Group Ltd. 6.625% 6/28/17 (c)	446,000	450,798
Canadian Natural Resources Ltd.:
5.15% 2/1/13	781,000	833,380
5.7% 5/15/17	201,000	231,574
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	748,231
Duke Capital LLC 6.25% 2/15/13	151,000	163,410
Duke Energy Field Services 5.375% 10/15/15 (c)	212,000	236,241
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,960
EnCana Corp. 6.3% 11/1/11	151,000	154,611
EnCana Holdings Finance Corp. 5.8% 5/1/14	502,000	561,698
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	734,766
5.6% 10/15/14	339,000	378,324
5.65% 4/1/13	105,000	113,199
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	671,000	700,625
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	20,000	23,702
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	$ 750,000	$ 779,674
Marathon Petroleum Corp. 3.5% 3/1/16 (c)	560,000	575,015
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	877,000	964,801
Motiva Enterprises LLC 5.75% 1/15/20 (c)	56,000	63,086
Nexen, Inc.:
5.2% 3/10/15	158,000	173,620
6.2% 7/30/19	55,000	62,561
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,219,000	1,285,436
Petro-Canada 6.05% 5/15/18	326,000	374,242
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	816,000	865,464
7.875% 3/15/19	647,000	780,638
Petroleos Mexicanos 6% 3/5/20	59,000	63,927
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	395,228
4.25% 9/1/12	1,045,000	1,084,974
5.75% 1/15/20	962,000	1,060,778
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (c)	311,400	341,372
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	329,000	341,338
5.832% 9/30/16 (c)	226,935	247,359
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	473,000	508,850
Southeast Supply Header LLC 4.85% 8/15/14 (c)	862,000	921,330
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,691
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,088,655
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,096,000	1,272,620
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	463,234
Western Gas Partners LP 5.375% 6/1/21	600,000	620,388
XTO Energy, Inc.:
4.9% 2/1/14	777,000	854,882
5% 1/31/15	264,000	296,197
5.65% 4/1/16	181,000	210,800
		21,770,655
TOTAL ENERGY		25,775,164
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 17.5%
Capital Markets - 2.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 374,000	$ 413,426
BlackRock, Inc. 4.25% 5/24/21	650,000	648,498
Goldman Sachs Group, Inc.:
3.7% 8/1/15	712,000	722,913
5.375% 3/15/20	750,000	773,412
5.95% 1/18/18	1,693,000	1,834,101
6.15% 4/1/18	402,000	440,766
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	549,000	553,936
Lazard Group LLC:
6.85% 6/15/17	669,000	748,772
7.125% 5/15/15	239,000	269,333
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	684,000	728,223
6.4% 8/28/17	40,000	44,886
6.875% 4/25/18	726,000	827,367
Morgan Stanley:
4.1% 1/26/15	1,320,000	1,375,003
4.75% 4/1/14	138,000	145,502
5.45% 1/9/17	200,000	215,662
5.625% 9/23/19	112,000	116,926
5.75% 1/25/21	647,000	676,670
5.95% 12/28/17	383,000	420,197
6% 4/28/15	130,000	144,259
7.3% 5/13/19	603,000	694,399
Royal Bank of Scotland PLC:
4.375% 3/16/16	660,000	675,039
4.875% 8/25/14 (c)	1,200,000	1,267,836
The Bank of New York, Inc. 4.3% 5/15/14	583,000	632,769
UBS AG Stamford Branch 3.875% 1/15/15	700,000	739,444
		15,109,339
Commercial Banks - 4.8%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	1,330,000	1,348,676
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,713,197
BB&T Corp. 6.5% 8/1/11	187,000	188,837
Comerica, Inc. 3% 9/16/15	2,000	2,028
Commonwealth Bank of Australia 2.9% 9/17/14 (c)	3,000,000	3,148,863
Credit Suisse New York Branch 6% 2/15/18	1,605,000	1,766,632
Danske Bank A/S 3.875% 4/14/16 (c)	910,000	926,825
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (c)(h)	846,000	835,425
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
5.25% 2/10/14 (c)	$ 114,000	$ 122,661
5.5% 10/17/12	340,000	357,658
Fifth Third Bancorp:
3.625% 1/25/16	361,000	369,273
4.5% 6/1/18	63,000	62,880
8.25% 3/1/38	68,000	84,823
Fifth Third Bank 4.75% 2/1/15	308,000	327,387
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	7,000	6,948
HBOS PLC 6.75% 5/21/18 (c)	509,000	513,700
HSBC Holdings PLC 5.1% 4/5/21	610,000	634,743
Huntington Bancshares, Inc. 7% 12/15/20	180,000	207,489
ING Bank NV 2.65% 1/14/13 (c)	1,310,000	1,330,450
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,981,024
KeyCorp. 5.1% 3/24/21	622,000	647,376
Marshall & Ilsley Bank:
5% 1/17/17	36,000	39,172
5.25% 9/4/12	6,000	6,244
PNC Funding Corp. 3.625% 2/8/15	717,000	757,741
Rabobank (Netherlands) NV 1.85% 1/10/14	1,998,000	2,023,135
Regions Bank 7.5% 5/15/18	250,000	270,574
Regions Financial Corp.:
0.4785% 6/26/12 (h)	31,000	30,150
5.75% 6/15/15	4,000	4,090
7.75% 11/10/14	20,000	21,926
SunTrust Banks, Inc. 3.6% 4/15/16	525,000	537,523
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,245,000	2,302,326
U.S. Bancorp 1.375% 9/13/13	1,410,000	1,420,486
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (c)(h)	442,000	442,996
UnionBanCal Corp. 5.25% 12/16/13	115,000	124,195
Wachovia Bank NA 4.875% 2/1/15	283,000	306,537
Wachovia Corp. 5.625% 10/15/16	590,000	659,012
Wells Fargo & Co.:
3.676% 6/15/16	620,000	644,283
3.75% 10/1/14	2,229,000	2,372,895
Westpac Banking Corp. 1.85% 12/9/13	687,000	694,192
		29,234,372
Consumer Finance - 1.7%
American Express Credit Corp. 2.75% 9/15/15	1,410,000	1,419,406
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Honda Finance Corp. 2.375% 3/18/13 (c)	$ 300,000	$ 305,984
Capital One Financial Corp.:
5.7% 9/15/11	565,000	573,217
7.375% 5/23/14	232,000	269,974
Discover Financial Services:
6.45% 6/12/17	399,000	448,950
10.25% 7/15/19	54,000	72,008
General Electric Capital Corp.:
1.875% 9/16/13	345,000	348,472
2.1% 1/7/14	768,000	777,009
2.25% 11/9/15	886,000	873,949
2.8% 1/8/13	1,045,000	1,072,457
2.95% 5/9/16	255,000	255,859
3.5% 8/13/12	887,000	914,971
3.5% 6/29/15	263,000	275,417
6.375% 11/15/67 (h)	1,275,000	1,326,000
Household Finance Corp. 6.375% 10/15/11	1,021,000	1,043,304
SLM Corp. 0.5038% 10/25/11 (h)	354,000	353,134
		10,330,111
Diversified Financial Services - 3.5%
Bank of America Corp. 5.75% 12/1/17	1,150,000	1,247,213
BB&T Corp. 2.05% 4/28/14	750,000	759,124
BNP Paribas:
2.125% 12/21/12	380,000	387,077
3.25% 3/11/15	710,000	731,871
BP Capital Markets PLC:
3.125% 10/1/15	60,000	61,451
3.2% 3/11/16	610,000	622,257
3.625% 5/8/14	65,000	68,390
4.5% 10/1/20	60,000	61,451
Capital One Capital V 10.25% 8/15/39	140,000	148,925
Citigroup, Inc.:
4.75% 5/19/15	1,605,000	1,721,971
5.125% 5/5/14	239,000	258,189
6.125% 5/15/18	38,000	42,391
6.5% 8/19/13	2,950,000	3,243,142
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,348,673
JPMorgan Chase & Co.:
3.4% 6/24/15	2,482,000	2,565,668
4.625% 5/10/21	600,000	602,145
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
New York Life Global Fund 2.25% 12/14/12 (c)	$ 650,000	$ 664,944
ORIX Corp. 5.48% 11/22/11	58,000	59,102
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	189,000	197,929
5.35% 4/15/12 (c)	101,000	103,612
5.5% 1/15/14 (c)	144,000	155,005
5.7% 4/15/17 (c)	295,000	309,369
TECO Finance, Inc.:
4% 3/15/16	171,000	179,043
5.15% 3/15/20	252,000	270,336
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	489,000	523,230
USAA Capital Corp. 3.5% 7/17/14 (c)	932,000	978,609
Volkswagen International Finance NV 1.875% 4/1/14 (c)	1,180,000	1,188,209
Whirlpool Corp. 8% 5/1/12	710,000	754,516
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(h)	1,008,000	1,053,360
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(h)	527,000	532,523
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(h)	805,000	831,163
		21,670,888
Insurance - 1.7%
Aon Corp.:
3.5% 9/30/15	911,000	940,662
5% 9/30/20	7,000	7,247
Assurant, Inc. 5.625% 2/15/14	332,000	356,639
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	91,400
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	259,000	271,950
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	19,341
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	599,000	588,819
6.5% 3/15/35 (c)	104,000	104,615
MetLife, Inc.:
2.375% 2/6/14	876,000	894,003
5% 6/15/15	175,000	192,397
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	750,000	749,788
Monumental Global Funding II 5.65% 7/14/11 (c)	312,000	313,310
Monumental Global Funding III 5.5% 4/22/13 (c)	382,000	407,609
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	48,000	53,034
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific Life Global Funding 5.15% 4/15/13 (c)	$ 1,218,000	$ 1,295,317
Pacific LifeCorp 6% 2/10/20 (c)	51,000	55,852
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	663,804
4.5% 11/15/20	700,000	707,632
5.15% 1/15/13	73,000	77,234
5.4% 6/13/35	68,000	66,920
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	29,000	28,317
Symetra Financial Corp. 6.125% 4/1/16 (c)	892,000	937,027
The Chubb Corp. 5.75% 5/15/18	311,000	356,277
Unum Group:
5.625% 9/15/20	370,000	392,564
7.125% 9/30/16	704,000	819,597
		10,391,355
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	58,446
5.5% 1/15/12	225,000	231,381
BRE Properties, Inc. 5.5% 3/15/17	61,000	67,131
Camden Property Trust:
5.375% 12/15/13	326,000	351,176
5.875% 11/30/12	102,000	108,103
Developers Diversified Realty Corp.:
4.75% 4/15/18	276,000	275,843
5.375% 10/15/12	225,000	233,085
7.5% 4/1/17	389,000	451,883
Duke Realty LP:
4.625% 5/15/13	122,000	128,234
5.875% 8/15/12	86,000	90,496
Equity One, Inc.:
6% 9/15/17	131,000	140,291
6.25% 12/15/14	62,000	67,992
6.25% 1/15/17	74,000	80,321
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	91,968
5.9% 4/1/20	5,000	5,554
6% 7/15/12	509,000	535,281
6.2% 1/15/17	94,000	107,092
HRPT Properties Trust:
5.75% 11/1/15	134,000	144,911
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.25% 6/15/17	$ 186,000	$ 205,756
6.65% 1/15/18	95,000	107,215
UDR, Inc. 5.5% 4/1/14	1,107,000	1,183,733
Washington (REIT):
5.25% 1/15/14	30,000	32,398
5.95% 6/15/11	636,000	636,906
		5,335,196
Real Estate Management & Development - 1.8%
AMB Property LP 5.9% 8/15/13	389,000	412,857
Arden Realty LP 5.2% 9/1/11	286,000	289,211
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,014,082
6.125% 4/15/20	6,000	6,489
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	400,607
5.75% 4/1/12	371,000	384,617
Colonial Properties Trust 6.875% 8/15/12	107,000	111,236
Duke Realty LP:
5.4% 8/15/14	498,000	540,633
5.625% 8/15/11	568,000	572,980
6.25% 5/15/13	1,166,000	1,264,232
6.75% 3/15/20	35,000	40,104
8.25% 8/15/19	7,000	8,622
ERP Operating LP:
4.75% 7/15/20	446,000	462,285
5.375% 8/1/16	240,000	265,544
5.5% 10/1/12	384,000	406,116
5.75% 6/15/17	853,000	961,810
Liberty Property LP:
4.75% 10/1/20	455,000	464,593
5.125% 3/2/15	170,000	186,001
5.5% 12/15/16	260,000	287,385
6.625% 10/1/17	582,000	677,113
Mack-Cali Realty LP 7.75% 8/15/19	64,000	78,867
Post Apartment Homes LP 6.3% 6/1/13	571,000	613,613
Regency Centers LP:
4.95% 4/15/14	92,000	97,801
5.25% 8/1/15	322,000	350,938
5.875% 6/15/17	160,000	180,586
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 234,000	$ 252,074
5.3% 5/30/13	12,000	12,936
Tanger Properties LP:
6.125% 6/1/20	431,000	483,353
6.15% 11/15/15	115,000	129,144
		10,955,829
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.5% 4/1/15	935,000	989,622
5.875% 1/5/21	980,000	1,045,074
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	698,605
U.S. Central Federal Credit Union 1.9% 10/19/12	990,000	1,009,989
		3,743,290
TOTAL FINANCIALS		106,770,380
HEALTH CARE - 1.4%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	521,618
Celgene Corp. 2.45% 10/15/15	56,000	55,609
		577,227
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	670,000	708,387
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	285,723
6.3% 8/15/14	546,000	588,203
Express Scripts, Inc.:
3.125% 5/15/16	555,000	560,962
5.25% 6/15/12	505,000	526,729
6.25% 6/15/14	299,000	337,946
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,119,162
UnitedHealth Group, Inc. 3.875% 10/15/20	759,000	751,036
WellPoint, Inc. 4.35% 8/15/20	760,000	773,816
		4,943,577
Pharmaceuticals - 0.4%
Merck & Co., Inc. 5% 6/30/19	348,000	387,434
Roche Holdings, Inc. 5% 3/1/14 (c)	527,000	578,859
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	$ 1,000,000	$ 1,033,136
Watson Pharmaceuticals, Inc. 5% 8/15/14	66,000	71,970
		2,071,399
TOTAL HEALTH CARE		8,300,590
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	53,000	57,087
6.4% 12/15/11 (c)	151,000	155,747
		212,834
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	452,323	478,332
6.795% 2/2/20	26,755	26,488
6.9% 7/2/19	133,422	141,601
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	286,901	275,425
8.36% 1/20/19	215,350	227,194
		1,149,040
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	106,000	112,663
6% 10/15/17	442,000	519,768
		632,431
TOTAL INDUSTRIALS		1,994,305
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 4.3% 6/1/21	600,000	604,855
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	581,937
6% 10/1/12	673,000	716,661
6.55% 10/1/17	356,000	422,282
		1,720,880
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	$ 1,734,000	$ 1,855,902
5.5% 5/15/12	277,000	289,120
		2,145,022
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (c)	1,000,000	1,007,236
TOTAL INFORMATION TECHNOLOGY		5,477,993
MATERIALS - 0.9%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	1,481,000	1,548,548
7.6% 5/15/14	80,000	93,277
		1,641,825
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	354,243
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	1,000,000	1,014,622
9.375% 4/8/14 (c)	459,000	555,461
9.375% 4/8/19 (c)	630,000	854,964
ArcelorMittal SA 3.75% 3/1/16	166,000	168,607
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	298,000	309,654
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	302,000	323,288
Vale Overseas Ltd. 6.25% 1/23/17	403,000	460,842
		3,687,438
TOTAL MATERIALS		5,683,506
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	438,806
AT&T, Inc.:
2.5% 8/15/15	62,000	62,771
6.7% 11/15/13	177,000	199,217
CenturyLink, Inc. 6.15% 9/15/19	592,000	627,280
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	$ 923,000	$ 942,072
5.25% 7/22/13	370,000	401,381
France Telecom SA 2.125% 9/16/15	220,000	220,329
Qwest Corp. 3.5595% 6/15/13 (h)	580,000	595,950
SBC Communications, Inc.:
5.1% 9/15/14	950,000	1,051,349
5.875% 2/1/12	412,000	426,446
5.875% 8/15/12	148,000	157,107
Telecom Italia Capital SA:
4.95% 9/30/14	557,000	589,801
5.25% 10/1/15	395,000	418,640
6.999% 6/4/18	271,000	303,491
7.175% 6/18/19	48,000	54,495
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,319,733
6.421% 6/20/16	234,000	264,928
Verizon Communications, Inc. 3% 4/1/16	621,000	634,798
Verizon New York, Inc. 6.875% 4/1/12	948,000	996,098
		9,704,692
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 3.625% 3/30/15	600,000	631,233
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	1,360,000	1,490,289
5.875% 10/1/19	34,000	38,011
Sprint Nextel Corp. 6% 12/1/16	172,000	175,010
Vodafone Group PLC:
4.15% 6/10/14	346,000	372,521
5% 12/16/13	398,000	434,149
5.5% 6/15/11	597,000	597,992
		3,739,205
TOTAL TELECOMMUNICATION SERVICES		13,443,897
UTILITIES - 2.9%
Electric Utilities - 1.5%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,369
AmerenUE 6.4% 6/15/17	519,000	605,186
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	777,781
Commonwealth Edison Co. 1.625% 1/15/14	958,000	965,437
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	$ 24,000	$ 25,192
Edison International 3.75% 9/15/17	431,000	434,879
EDP Finance BV:
4.9% 10/1/19 (c)	200,000	180,224
5.375% 11/2/12 (c)	301,000	308,019
Exelon Corp. 4.9% 6/15/15	415,000	448,214
FirstEnergy Corp. 7.375% 11/15/31	55,000	63,947
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	171,528
6.05% 8/15/21	655,000	720,260
LG&E and KU Energy LLC:
2.125% 11/15/15 (c)	479,000	466,774
3.75% 11/15/20 (c)	2,000	1,907
Mid-American Energy Co. 5.65% 7/15/12	50,000	52,653
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,831,804
6.5% 8/1/18	273,000	320,461
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	128,660
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	459,001
Progress Energy, Inc. 4.4% 1/15/21	732,000	752,093
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	293,978
Tampa Electric Co. 5.4% 5/15/21	238,000	265,083
		9,344,450
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	357,000	397,448
Exelon Generation Co. LLC:
4% 10/1/20	80,000	76,964
5.2% 10/1/19	1,000,000	1,055,072
5.35% 1/15/14	231,000	251,109
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,640,684
		3,421,277
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	718,744
Dominion Resources, Inc.:
6.3% 9/30/66 (h)	651,000	644,490
7.5% 6/30/66 (h)	567,000	601,020
DTE Energy Co. 7.05% 6/1/11	337,000	337,000
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	495,000	526,980
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 248,000	$ 286,362
NiSource Finance Corp.:
5.25% 9/15/17	402,000	439,729
5.4% 7/15/14	234,000	258,198
5.45% 9/15/20	43,000	46,059
6.4% 3/15/18	230,000	263,884
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	454,000	459,675
		4,582,141
TOTAL UTILITIES		17,347,868
TOTAL NONCONVERTIBLE BONDS (Cost $199,702,446)		216,779,680
U.S. Government and Government Agency Obligations - 37.8%

U.S. Government Agency Obligations - 2.8%
Fannie Mae:
1.125% 6/27/14	1,873,000	1,882,431
1.25% 2/27/14	1,216,000	1,229,682
2.5% 5/15/14	3,810,000	3,977,880
2.75% 3/13/14	2,444,000	2,570,888
4.625% 10/15/13	308,000	336,326
Freddie Mac:
1.375% 2/25/14	3,090,000	3,132,352
1.75% 9/10/15	4,207,000	4,245,191
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,374,750
U.S. Treasury Obligations - 34.0%
U.S. Treasury Notes:
1.75% 7/31/15	26,929,000	27,417,223
1.875% 6/30/15	4,339,000	4,444,425
1.875% 9/30/17	226,000	221,904
2.125% 5/31/15	25,077,000	25,954,695
2.375% 9/30/14 (f)	5,980,000	6,263,584
2.375% 5/31/18	37,809,000	37,802,951
2.5% 4/30/15	13,746,000	14,437,589
2.625% 7/31/14	4,500,000	4,748,904
3% 9/30/16	10,517,000	11,163,627
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 1/31/17	$ 8,719,000	$ 9,282,326
3.125% 5/15/21	734,000	738,588
3.625% 2/15/20	23,540,000	25,064,592
3.625% 2/15/21	37,520,000	39,454,593
TOTAL U.S. TREASURY OBLIGATIONS		206,995,001
Other Government Related - 1.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	520,000	528,769
3.125% 6/15/12 (FDIC Guaranteed) (e)	18,000	18,526
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	1,600,000	1,633,536
2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,758,111
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	2,010,000	2,055,253
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,000	9,272
TOTAL OTHER GOVERNMENT RELATED		6,003,467
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $225,100,061)		230,373,218
U.S. Government Agency - Mortgage Securities - 6.0%

Fannie Mae - 4.7%
1.975% 10/1/33 (h)	52,106	53,723
2.01% 2/1/33 (h)	46,024	47,688
2.035% 3/1/35 (h)	39,620	41,190
2.042% 12/1/34 (h)	54,508	56,802
2.053% 10/1/33 (h)	22,489	23,503
2.065% 7/1/35 (h)	21,424	22,366
2.175% 3/1/35 (h)	8,848	9,287
2.457% 3/1/35 (h)	26,971	28,258
2.481% 10/1/35 (h)	81,521	84,230
2.534% 7/1/34 (h)	25,949	26,898
2.542% 7/1/35 (h)	272,103	284,742
2.554% 10/1/33 (h)	55,513	58,301
2.589% 6/1/36 (h)	38,829	40,532
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.59% 12/1/33 (h)	$ 1,552,992	$ 1,627,645
2.603% 7/1/35 (h)	167,861	175,991
2.62% 11/1/36 (h)	298,346	312,851
2.711% 5/1/35 (h)	106,086	111,963
2.908% 4/1/35 (h)	946,354	992,730
3.194% 1/1/40 (h)	565,925	591,773
3.344% 1/1/40 (h)	848,112	890,497
3.472% 3/1/40 (h)	541,321	568,215
3.5% 12/1/25	13,356,478	13,634,227
3.533% 7/1/37 (h)	86,574	90,968
3.54% 12/1/39 (h)	178,035	187,147
3.604% 3/1/40 (h)	637,286	671,514
3.658% 3/1/40 (h)	317,148	333,821
3.692% 5/1/40 (h)	299,251	315,438
3.697% 5/1/40 (h)	357,598	377,054
3.744% 1/1/40 (h)	281,416	296,998
3.764% 10/1/39 (h)	389,584	411,207
3.793% 6/1/40 (h)	314,358	331,722
3.863% 4/1/40 (h)	597,484	631,034
3.972% 11/1/39 (h)	272,160	288,407
4% 8/1/18	827,753	875,667
4.5% 8/1/18 to 3/1/35	1,421,189	1,514,269
6% 5/1/16 to 4/1/17	234,006	255,285
6.5% 12/1/13 to 6/1/28	723,109	778,621
7% 11/1/11 to 6/1/33	861,828	987,061
7.5% 8/1/17 to 3/1/28	279,250	317,010
8.5% 5/1/21 to 9/1/25	46,437	52,791
9.5% 2/1/25	6,073	6,632
10.5% 8/1/20	11,782	14,185
12.5% 12/1/13 to 4/1/15	5,193	5,937
TOTAL FANNIE MAE		28,426,180
Freddie Mac - 1.3%
2.155% 4/1/35 (h)	397,868	418,721
2.499% 1/1/35 (h)	109,138	114,422
2.942% 3/1/33 (h)	8,155	8,613
3.281% 10/1/35 (h)	56,958	60,714
3.522% 12/1/39 (h)	452,216	473,995
3.547% 4/1/40 (h)	407,506	427,974
3.591% 4/1/40 (h)	369,133	387,970
3.617% 2/1/40 (h)	939,830	989,229
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.801% 4/1/40 (h)	$ 295,220	$ 310,230
3.981% 3/1/40 (h)	301,206	318,476
4.5% 8/1/18	1,528,714	1,634,903
5% 3/1/19	2,330,457	2,518,735
8.5% 9/1/24 to 8/1/27	48,430	55,986
11.5% 10/1/15	2,346	2,600
TOTAL FREDDIE MAC		7,722,568
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	179,078	205,874
7.5% 2/15/28 to 10/15/28	4,383	5,057
8% 6/15/24	217	250
8.5% 5/15/17 to 10/15/21	61,505	70,200
11% 7/20/19 to 8/20/19	3,020	3,669
TOTAL GINNIE MAE		285,050
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,556,336)		36,433,798
Asset-Backed Securities - 8.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (h)	135,314	94,765
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (h)	3,447	3,417
Class M2, 1.844% 3/25/34 (h)	60,000	48,263
Series 2005-HE2 Class M2, 0.644% 4/25/35 (h)	17,619	16,965
Series 2006-OP1 Class M4, 0.564% 4/25/36 (h)	16,437	67
Advanta Business Card Master Trust Series 2007-D1 Class D, 1.5958% 1/22/13 (c)(h)	1,065,000	15,975
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	1,110,000	1,121,370
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	280,000	282,737
Class A4, 3% 10/15/15 (c)	280,000	289,414
Series 2010-1 Class A4, 2.3% 12/15/14	1,120,000	1,149,140
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	566,000
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	240,824
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,109,540
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2011-2 Class A3, 1.18% 4/15/15	$ 600,000	$ 602,987
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	320,000	329,676
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,299,676
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	870,000	870,926
Series 2011-1 Class A3, 1.39% 9/8/15	450,000	452,096
Series 2011-2 Class A3, 1.61% 10/8/15	910,000	917,236
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	128,000	130,554
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (h)	10,332	8,302
Series 2004-R2 Class M3, 0.744% 4/25/34 (h)	15,238	4,364
Series 2005-R2 Class M1, 0.644% 4/25/35 (h)	176,341	152,185
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (h)	4,092	3,128
Series 2004-W11 Class M2, 0.894% 11/25/34 (h)	63,962	55,001
Series 2004-W7 Class M1, 0.744% 5/25/34 (h)	185,706	141,128
Series 2006-W4 Class A2C, 0.354% 5/25/36 (h)	157,078	48,029
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.019% 4/25/34 (h)	228,192	182,864
Series 2006-HE2 Class M1, 0.564% 3/25/36 (h)	26,499	418
Axon Financial Funding Ltd. 0.873% 4/4/17 (a)(c)(h)	842,000	8
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (c)	500,000	515,804
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	249,372	250,975
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	840,777	845,756
Series 2010-2 Class A3, 1.31% 7/15/14	1,150,000	1,158,338
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 0.944% 2/25/35 (h)	427,000	283,864
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	910,000	911,548
Series 2011-1 Class A3, 1.06% 2/20/14	880,000	883,566
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (h)	137,367	124,317
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (h)	6,015	5,978
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12	129,812	130,900
Series 2007-1 Class C, 5.38% 11/15/12	72,000	74,039
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	$ 1,047,899	$ 1,072,525
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	431,401
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (c)(h)	49,412	39,530
Class B, 0.9458% 7/20/39 (c)(h)	30,070	12,329
Class C, 1.2958% 7/20/39 (c)(h)	38,684	1,934
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	105,000	105,751
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (h)	130,038	5,367
Series 2006-NC4 Class M1, 0.494% 10/25/36 (h)	28,000	1,932
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (h)	205,465	72,017
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	1,360,000	1,444,110
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	700,000	701,156
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	752,778
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,120,684
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	1,100,000	1,113,687
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (h)	87,242	4,982
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (h)	6,525	6,423
Series 2007-4 Class A1A, 0.3326% 9/25/37 (h)	54,818	52,742
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4995% 3/25/32 (MGIC Investment Corp. Insured) (h)	36,015	14,200
Series 2004-3 Class M4, 1.164% 4/25/34 (h)	18,137	8,769
Series 2004-4 Class M2, 0.989% 6/25/34 (h)	50,135	28,088
Series 2005-3 Class MV1, 0.614% 8/25/35 (h)	60,575	58,215
Series 2005-AB1 Class A2, 0.404% 8/25/35 (h)	6,194	6,129
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (c)	37,610	37,790
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (h)	4,436	3,146
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (h)	33,155	19,202
Series 2006-3 Class 2A3, 0.354% 11/25/36 (h)	581,111	234,273
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	$ 930,000	$ 930,917
Ford Credit Auto Owner Trust:
Series 2006-C:
Class B, 5.3% 6/15/12	73,074	73,545
Class D, 6.89% 5/15/13 (c)	439,000	443,657
Series 2007-A Class D, 7.05% 12/15/13 (c)	310,000	319,406
Series 2009-B Class A3, 2.79% 8/15/13	454,677	459,436
Series 2009-C Class A4, 4.43% 11/15/14	520,000	551,002
Series 2009-D Class A4, 2.98% 8/15/14	690,000	713,475
Series 2009-E Class A3, 1.51% 1/15/14	649,598	653,731
Series 2010-B:
Class A3, 0.98% 10/15/14	620,000	622,792
Class A4, 1.58% 9/15/15	1,360,000	1,373,223
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.448% 6/15/13 (h)	980,000	979,776
Class B, 0.748% 6/15/13 (h)	88,000	87,939
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	643,201
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	4,572	4,580
Series 2007-1:
Class A4, 5.03% 2/16/15	17,407	17,419
Class C, 5.43% 2/16/15	77,000	77,109
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.684% 1/25/35 (h)	81,136	39,694
Class M4, 0.874% 1/25/35 (h)	41,438	13,035
Series 2006-D Class M1, 0.424% 11/25/36 (h)	28,861	942
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (c)(h)	335,000	197,650
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	201,880	160,696
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (c)(h)	27,431	25,648
Series 2006-2A:
Class A, 0.378% 11/15/34 (c)(h)	262,821	218,142
Class B, 0.478% 11/15/34 (c)(h)	95,360	61,984
Class C, 0.578% 11/15/34 (c)(h)	157,383	78,691
Class D, 0.948% 11/15/34 (c)(h)	59,697	14,924
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,609,127
Goal Capital Funding Trust Series 2007-1 Class C1, 0.708% 6/25/42 (h)	92,000	89,209
Asset-Backed Securities - continued
	Principal Amount	Value
GS Auto Loan Trust Series 2007-1 Class B, 5.53% 12/15/14	$ 3,342	$ 3,410
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(h)	57,993	15,987
Class M1, 0.844% 6/25/34 (h)	253,008	170,638
Series 2007-HE1 Class M1, 0.444% 3/25/47 (h)	100,732	5,900
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (c)(h)	74,651	38,819
Class C, 0.744% 9/25/46 (c)(h)	174,018	34,804
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (h)	52,657	37,595
Series 2003-3 Class M1, 1.484% 8/25/33 (h)	63,953	52,314
Series 2003-5 Class A2, 0.894% 12/25/33 (h)	2,817	1,967
Series 2005-5 Class 2A2, 0.444% 11/25/35 (h)	5,683	5,618
Series 2006-1 Class 2A3, 0.419% 4/25/36 (h)	98,992	96,782
Series 2006-8 Class 2A1, 0.244% 3/25/37 (h)	460	454
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	265,243
Series 2010-2 Class A4, 1.93% 8/18/16	1,300,000	1,325,598
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	334,683
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	823,241
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (h)	59,515	50,554
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (h)	141,116	65,308
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	305,315	307,692
John Deere Owner Trust:
Series 2009-B Class A-3, 1.57% 10/15/13	631,348	634,450
Series 2011-A Class A4, 1.96% 4/16/18	260,000	263,779
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.494% 7/25/36 (h)	25,000	905
Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (h)	176,698	150,431
Class MV1, 0.424% 11/25/36 (h)	143,100	93,626
Series 2007-CH3 Class M1, 0.494% 3/25/37 (h)	71,000	3,717
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (h)	60,436	51,975
Series 2006-A Class 2C, 1.4585% 3/27/42 (h)	392,000	79,029
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	168,720	170,096
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (h)	$ 10,460	$ 7,407
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	2,327	2,404
Class C, 5.691% 10/20/28 (c)	1,164	1,198
Class D, 6.01% 10/20/28 (c)	12,508	12,810
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (h)	63,216	3,646
Series 2007-HE1 Class M1, 0.494% 5/25/37 (h)	89,453	4,754
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	1,250,000	1,256,782
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (h)	22,699	14,752
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	3,645	3,649
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (h)	76,266	52,190
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (h)	181,432	156,205
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (h)	1,260	1,251
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (h)	332,216	265,861
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (h)	4,895	3,913
Series 2004-NC8 Class M6, 1.444% 9/25/34 (h)	93,432	40,747
Series 2005-NC1 Class M1, 0.634% 1/25/35 (h)	45,571	30,928
Series 2005-NC2 Class B1, 1.364% 3/25/35 (h)	47,458	6,666
Series 2007-HE2 Class M1, 0.444% 1/25/37 (h)	33,000	926
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	736,800	84,732
Series 2006-2 Class AIO, 6% 8/25/11 (j)	424,435	4,078
Series 2006-3 Class AIO, 7.1% 1/25/12 (j)	2,350,844	76,402
Series 2006-4:
Class A1, 0.224% 3/25/25 (h)	7,851	7,824
Class AIO, 6.35% 2/27/12 (j)	1,917,000	73,871
Class D, 1.294% 5/25/32 (h)	300,000	2,248
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	2,308,000	132,710
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	1,718,000	116,986
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (h)	162,650	105,187
Series 2005-D Class M2, 0.664% 2/25/36 (h)	99,892	29,322
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	26,544	26,569
Series 2009-B Class A3, 2.07% 1/15/15	434,283	435,359
Series 2010-B Class A4, 1.27% 10/15/16	290,000	291,239
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	$ 460,000	$ 462,752
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (a)(c)(h)	64,000	0
Series 2006-1A Class A, 1.5958% 3/20/11 (a)(c)(h)	134,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (h)	1,709	1,676
Series 2007-6 Class 2A1, 0.254% 7/25/37 (h)	3,766	3,678
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (h)	60,741	37,170
Class M4, 1.644% 9/25/34 (h)	77,891	24,537
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (h)	308,921	289,578
Class M4, 1.024% 1/25/36 (h)	126,217	66,524
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (h)	456,374	6,135
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (h)	64,000	2,046
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (h)	582	491
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (h)	168,456	134,329
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (h)	6,229	52
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (h)	5,943	2,161
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (h)	1,616	1,560
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (c)(h)	80,047	76,279
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (h)	145,000	23,773
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (h)	7,948	3,528
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	95,533	97,921
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (h)	2,472	1,932
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	410,000	412,081
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (c)(h)	309,014	9,270
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	480,169
Asset-Backed Securities - continued
	Principal Amount	Value
USAA Auto Owner Trust: - continued
Series 2009-2 Class A3, 1.54% 2/18/14	$ 643,871	$ 647,603
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	234,363	235,311
Series 2010-A:
Class A3, 0.99% 11/20/13	1,410,000	1,413,404
Class A4, 1.18% 10/20/15	100,000	100,360
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	75,976	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (c)(h)	788,019	787,130
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (c)(h)	203,978	120,347
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	510,000	512,194
TOTAL ASSET-BACKED SECURITIES (Cost $47,830,862)		49,423,472
Collateralized Mortgage Obligations - 2.8%

Private Sponsor - 2.2%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (c)(h)	1,120,000	1,120,992
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	321,752	328,046
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (h)	152,855	143,677
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (h)	109,064	98,542
Series 2004-A Class 2A2, 2.8609% 2/25/34 (h)	31,198	27,773
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (h)	15,192	13,751
Class 2A2, 2.8678% 3/25/34 (h)	98,106	93,371
Series 2004-D Class 2A2, 2.8778% 5/25/34 (h)	219,949	201,488
Series 2004-G Class 2A7, 3.021% 8/25/34 (h)	206,217	185,277
Series 2004-H Class 2A1, 3.1658% 9/25/34 (h)	180,049	161,284
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6062% 10/12/41 (c)(h)(j)	459,533	4,743
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.938% 2/25/37 (h)	99,781	98,854
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (h)	$ 216,000	$ 226,881
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	241,000	93,990
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (c)(h)	29,433	29,389
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (h)	249,703	233,034
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	484,220	486,642
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (c)(h)	135,977	135,739
Class C2, 0.7455% 10/18/54 (c)(h)	45,438	45,170
Class M2, 0.5255% 10/18/54 (c)(h)	78,086	77,904
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (c)(h)	379,000	374,056
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2958% 12/20/54 (h)	25,291	16,316
Series 2006-1A Class C2, 1.3958% 12/20/54 (c)(h)	578,000	375,700
Series 2006-2 Class C1, 0.6658% 12/20/54 (h)	463,000	300,950
Series 2006-3 Class C2, 0.6958% 12/20/54 (h)	128,000	83,200
Series 2006-4:
Class B1, 0.2858% 12/20/54 (h)	521,000	448,060
Class C1, 0.5758% 12/20/54 (h)	319,000	207,350
Class M1, 0.3658% 12/20/54 (h)	137,000	104,805
Series 2007-1:
Class 1C1, 0.7958% 12/20/54 (h)	258,000	167,700
Class 1M1, 0.4958% 12/20/54 (h)	172,000	131,580
Class 2C1, 1.1558% 12/20/54 (h)	117,000	76,050
Class 2M1, 0.6958% 12/20/54 (h)	222,000	169,830
Series 2007-2 Class 2C1, 0.6271% 12/17/54 (h)	308,000	200,200
Granite Mortgages Series 2003-2 Class 1A3, 0.774% 7/20/43 (h)	402,338	391,274
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.724% 1/20/44 (h)	36,767	28,311
Series 2004-1 Class 2A1, 0.629% 3/20/44 (h)	338,596	327,930
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (h)	30,675	20,381
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	5,179	5,218
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18: - continued
Class A3, 5.447% 6/12/47 (h)	$ 410,000	$ 428,896
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.6036% 12/25/34 (h)	140,025	133,029
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (h)	180,193	172,686
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (h)	80,228	56,673
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.424% 10/25/36 (h)	13,234	19
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (h)	160,990	111,988
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (c)(h)	28,707	27,989
Class C, 0.388% 6/15/22 (c)(h)	181,170	170,300
Class D, 0.398% 6/15/22 (c)(h)	69,853	65,313
Class E, 0.408% 6/15/22 (c)(h)	111,337	102,987
Class F, 0.438% 6/15/22 (c)(h)	177,078	162,026
Class G, 0.508% 6/15/22 (c)(h)	41,484	37,128
Class H, 0.528% 6/15/22 (c)(h)	83,046	72,873
Class J, 0.568% 6/15/22 (c)(h)	97,221	84,339
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	925,000	972,163
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (h)	277,584	18,652
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.358% 10/15/33 (h)	1,450,000	1,441,876
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (h)	515,801	443,110
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (c)(h)	189,565	154,723
Class B6, 3.0539% 7/10/35 (c)(h)	315,362	242,955
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	114,243	121,812
Series 2004-SL3 Class A1, 7% 8/25/16	6,679	6,786
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (c)(h)	40,542	37,409
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (h)	4,338	3,211
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (h)	$ 280,140	$ 199,315
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.4817% 6/25/34 (h)	119,031	116,649
Series 2005-AR10 Class 2A2, 2.8082% 6/25/35 (h)	110,252	107,055
Series 2005-AR12 Class 2A6, 2.7836% 7/25/35 (h)	80,221	76,009
Series 2005-AR2 Class 2A2, 2.7435% 3/25/35 (h)	339,810	314,080
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (h)	189,678	173,753
TOTAL PRIVATE SPONSOR		13,291,262
U.S. Government Agency - 0.6%
Fannie Mae Series 2010-123 Class DL, 3.5% 11/25/25	578,622	604,928
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	61,384	66,806
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	210,003	227,770
Series 2004-86 Class KC, 4.5% 5/25/19	152,670	160,311
Series 2010-143 Class B, 3.5% 12/25/25	894,458	936,948
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	217,582	235,675
Series 2363 Class PF, 6% 9/15/16	273,168	295,892
Series 3777 Class AC, 3.5% 12/15/25	1,348,312	1,410,775
TOTAL U.S. GOVERNMENT AGENCY		3,939,105
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,989,666)		17,230,367
Commercial Mortgage Securities - 5.3%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0825% 2/14/43 (h)	159,000	167,147
Class A3, 7.1325% 2/14/43 (h)	172,000	183,782
Class A6, 7.4525% 2/14/43 (h)	253,000	267,316
Class PS1, 1.4533% 2/14/43 (h)(j)	625,629	12,815
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (h)	$ 252,000	$ 268,927
Series 2006-5 Class A3, 5.39% 9/10/47	301,000	313,168
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	456,505
Series 2007-4 Class A3, 5.9998% 2/10/51 (h)	215,000	230,038
Series 2006-6 Class E, 5.619% 10/10/45 (c)	125,000	25,000
Series 2007-3 Class A3, 5.8018% 6/10/49 (h)	361,000	381,593
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	39,472	39,994
Class A4, 4.153% 11/10/38	274,000	285,804
Series 2001-3 Class H, 6.562% 4/11/37 (c)	121,000	121,646
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	54,000	53,630
Class K, 6.15% 5/11/35 (c)	100,000	97,636
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.508% 3/15/22 (c)(h)	93,000	92,944
Class D, 0.558% 3/15/22 (c)(h)	94,000	93,934
Class E, 0.598% 3/15/22 (c)(h)	78,000	76,635
Class F, 0.668% 3/15/22 (c)(h)	70,189	68,434
Class G, 0.728% 3/15/22 (c)(h)	45,493	42,991
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (c)(h)	139,000	134,830
Class D, 0.408% 10/15/19 (c)(h)	170,000	162,350
Class E, 0.438% 10/15/19 (c)(h)	157,000	147,580
Class F, 0.508% 10/15/19 (c)(h)	360,653	338,112
Class G, 0.528% 10/15/19 (c)(h)	144,054	126,768
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (c)(h)	8,483	6,238
Series 2004-1:
Class A, 0.554% 4/25/34 (c)(h)	120,971	105,849
Class B, 2.094% 4/25/34 (c)(h)	16,601	8,883
Class M1, 0.754% 4/25/34 (c)(h)	13,451	10,235
Class M2, 1.394% 4/25/34 (c)(h)	12,453	8,397
Series 2004-2:
Class A, 0.624% 8/25/34 (c)(h)	123,001	106,927
Class M1, 0.774% 8/25/34 (c)(h)	20,169	14,519
Series 2004-3:
Class A1, 0.564% 1/25/35 (c)(h)	229,150	203,231
Class A2, 0.614% 1/25/35 (c)(h)	39,692	34,956
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class M1, 0.694% 1/25/35 (c)(h)	$ 47,974	$ 33,822
Class M2, 1.194% 1/25/35 (c)(h)	21,637	14,639
Series 2005-2A:
Class A1, 0.504% 8/25/35 (c)(h)	170,644	140,711
Class M1, 0.624% 8/25/35 (c)(h)	10,055	6,547
Class M2, 0.674% 8/25/35 (c)(h)	16,584	9,859
Class M3, 0.694% 8/25/35 (c)(h)	9,176	5,217
Class M4, 0.804% 8/25/35 (c)(h)	8,423	4,544
Series 2005-3A:
Class A1, 0.514% 11/25/35 (c)(h)	75,118	62,509
Class A2, 0.594% 11/25/35 (c)(h)	75,639	63,225
Class M1, 0.634% 11/25/35 (c)(h)	8,885	5,828
Class M2, 0.684% 11/25/35 (c)(h)	11,280	6,694
Class M3, 0.704% 11/25/35 (c)(h)	10,095	5,766
Class M4, 0.794% 11/25/35 (c)(h)	12,578	6,343
Series 2005-4A:
Class A2, 0.584% 1/25/36 (c)(h)	176,593	149,129
Class B1, 1.594% 1/25/36 (c)(h)	15,261	5,349
Class M1, 0.644% 1/25/36 (c)(h)	56,965	36,893
Class M2, 0.664% 1/25/36 (c)(h)	17,090	10,413
Class M3, 0.694% 1/25/36 (c)(h)	24,958	14,010
Class M4, 0.804% 1/25/36 (c)(h)	13,803	7,094
Class M5, 0.844% 1/25/36 (c)(h)	13,803	6,564
Class M6, 0.894% 1/25/36 (c)(h)	14,661	6,130
Series 2006-1:
Class A2, 0.554% 4/25/36 (c)(h)	26,754	22,175
Class M1, 0.574% 4/25/36 (c)(h)	9,569	6,747
Class M2, 0.594% 4/25/36 (c)(h)	10,110	6,630
Class M3, 0.614% 4/25/36 (c)(h)	8,699	5,445
Class M4, 0.714% 4/25/36 (c)(h)	4,929	2,938
Class M5, 0.754% 4/25/36 (c)(h)	4,784	2,616
Class M6, 0.834% 4/25/36 (c)(h)	9,540	4,567
Series 2006-2A:
Class A1, 0.424% 7/25/36 (c)(h)	418,132	332,741
Class A2, 0.474% 7/25/36 (c)(h)	24,021	18,877
Class B1, 1.064% 7/25/36 (c)(h)	8,994	3,284
Class B3, 2.894% 7/25/36 (c)(h)	13,588	4,152
Class M1, 0.504% 7/25/36 (c)(h)	25,203	16,495
Class M2, 0.524% 7/25/36 (c)(h)	17,782	10,869
Class M3, 0.544% 7/25/36 (c)(h)	14,750	8,866
Class M4, 0.614% 7/25/36 (c)(h)	9,960	5,754
Class M5, 0.664% 7/25/36 (c)(h)	12,242	6,851
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M6, 0.734% 7/25/36 (c)(h)	$ 18,265	$ 7,696
Series 2006-3A:
Class B1, 0.994% 10/25/36 (c)(h)	16,380	2,120
Class B2, 1.544% 10/25/36 (c)(h)	11,815	1,186
Class B3, 2.794% 10/25/36 (c)(h)	19,227	1,031
Class M4, 0.624% 10/25/36 (c)(h)	18,103	6,155
Class M5, 0.674% 10/25/36 (c)(h)	21,672	6,502
Class M6, 0.754% 10/25/36 (c)(h)	42,422	9,333
Series 2006-4A:
Class A1, 0.424% 12/25/36 (c)(h)	95,129	77,055
Class A2, 0.464% 12/25/36 (c)(h)	399,955	295,967
Class B1, 0.894% 12/25/36 (c)(h)	14,706	2,325
Class B2, 1.444% 12/25/36 (c)(h)	15,131	1,987
Class B3, 2.644% 12/25/36 (c)(h)	25,099	2,294
Class M1, 0.484% 12/25/36 (c)(h)	30,667	13,771
Class M2, 0.504% 12/25/36 (c)(h)	20,653	8,475
Class M3, 0.534% 12/25/36 (c)(h)	20,653	7,243
Class M4, 0.594% 12/25/36 (c)(h)	24,408	7,280
Class M5, 0.634% 12/25/36 (c)(h)	23,156	5,661
Class M6, 0.714% 12/25/36 (c)(h)	20,653	4,242
Series 2007-1:
Class A2, 0.464% 3/25/37 (c)(h)	105,904	70,426
Class B1, 0.864% 3/25/37 (c)(h)	33,746	5,062
Class B2, 1.344% 3/25/37 (c)(h)	24,394	2,805
Class B3, 3.544% 3/25/37 (c)(h)	53,033	2,917
Class M1, 0.464% 3/25/37 (c)(h)	29,638	12,152
Class M2, 0.484% 3/25/37 (c)(h)	22,232	7,559
Class M3, 0.514% 3/25/37 (c)(h)	20,005	6,202
Class M4, 0.564% 3/25/37 (c)(h)	15,878	4,128
Class M5, 0.614% 3/25/37 (c)(h)	25,184	5,540
Class M6, 0.694% 3/25/37 (c)(h)	34,818	6,615
Series 2007-2A:
Class A1, 0.464% 7/25/37 (c)(h)	95,996	71,174
Class A2, 0.514% 7/25/37 (c)(h)	89,748	57,100
Class B1, 1.794% 7/25/37 (c)(h)	27,470	2,607
Class B2, 2.444% 7/25/37 (c)(h)	24,268	1,624
Class B3, 3.544% 7/25/37 (c)(h)	27,007	1,327
Class M1, 0.564% 7/25/37 (c)(h)	31,516	10,923
Class M2, 0.604% 7/25/37 (c)(h)	17,026	4,576
Class M3, 0.684% 7/25/37 (c)(h)	17,176	3,506
Class M4, 0.844% 7/25/37 (c)(h)	35,009	5,827
Class M5, 0.944% 7/25/37 (c)(h)	30,844	4,571
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M6, 1.194% 7/25/37 (c)(h)	$ 38,555	$ 4,762
Series 2007-3:
Class A2, 0.484% 7/25/37 (c)(h)	97,397	65,127
Class B1, 1.144% 7/25/37 (c)(h)	23,964	3,528
Class B2, 1.794% 7/25/37 (c)(h)	60,197	6,916
Class B3, 4.194% 7/25/37 (c)(h)	31,726	2,069
Class M1, 0.504% 7/25/37 (c)(h)	21,606	8,360
Class M2, 0.534% 7/25/37 (c)(h)	23,181	7,509
Class M3, 0.564% 7/25/37 (c)(h)	35,760	9,708
Class M4, 0.694% 7/25/37 (c)(h)	56,582	13,517
Class M5, 0.794% 7/25/37 (c)(h)	29,412	6,173
Class M6, 0.994% 7/25/37 (c)(h)	22,279	4,010
Series 2007-4A:
Class B1, 2.744% 9/25/37 (c)(h)	37,020	1,481
Class B2, 3.644% 9/25/37 (c)(h)	134,146	4,024
Class M1, 1.144% 9/25/37 (c)(h)	35,996	6,479
Class M2, 1.244% 9/25/37 (c)(h)	35,996	5,039
Class M4, 1.794% 9/25/37 (c)(h)	90,767	7,261
Class M5, 1.944% 9/25/37 (c)(h)	90,767	6,354
Class M6, 2.144% 9/25/37 (c)(h)	90,847	5,451
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(j)	458,334	18,333
Series 2007-5A Class IO, 3.047% 10/25/37 (c)(h)(j)	1,112,680	120,169
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.638% 3/15/19 (c)(h)	91,801	82,621
Class H, 0.848% 3/15/19 (c)(h)	61,770	52,505
Class J, 1.048% 3/15/19 (c)(h)	46,405	39,444
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (c)(h)	76,569	69,835
Class E, 0.498% 3/15/22 (c)(h)	394,020	355,679
Class F, 0.548% 3/15/22 (c)(h)	241,475	213,377
Class G, 0.598% 3/15/22 (c)(h)	62,931	53,648
Class H, 0.748% 3/15/22 (c)(h)	76,569	63,655
Class J, 0.898% 3/15/22 (c)(h)	76,569	58,570
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	48,165	48,695
Series 2004-PWR3 Class A3, 4.487% 2/11/41	84,748	87,026
Series 2007-PW17 Class A1, 5.282% 6/11/50	74,100	75,730
Series 2007-T26 Class A1, 5.145% 1/12/45	32,762	33,235
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (c)(h)(j)	1,524,060	2,376
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-T12 Class X2, 0.6284% 8/13/39 (c)(h)(j)	$ 5,275,447	$ 11,327
Series 2006-PW14 Class X2, 0.8477% 12/11/38 (c)(h)(j)	2,462,113	39,842
Series 2007-PW16:
Class B, 5.716% 6/11/40 (c)(h)	35,000	22,449
Class C, 5.716% 6/11/40 (c)(h)	29,000	15,693
Class D, 5.716% 6/11/40 (c)(h)	29,000	14,530
Series 2007-PW18 Class X2, 0.4827% 6/11/50 (c)(h)(j)	18,835,222	212,774
Series 2007-T28:
Class A1, 5.422% 9/11/42	18,732	18,893
Class X2, 0.3378% 9/11/42 (c)(h)(j)	9,279,907	66,620
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (c)(h)	94,334	72,930
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	254,000	271,230
Class XCL, 2.4992% 5/15/35 (c)(h)(j)	1,697,585	35,493
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (c)(h)	77,000	76,408
Class G, 0.5271% 8/15/21 (c)(h)	49,634	49,434
Class H, 0.5671% 8/15/21 (c)(h)	40,527	39,847
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	324,764	301,915
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	133,530	134,376
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	217,748
Class C, 5.476% 12/11/49	407,000	142,450
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (h)	216,000	231,425
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	311,040
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (c)(h)	734,000	698,218
Class C, 0.468% 4/15/17 (c)(h)	174,000	163,778
Class D, 0.508% 4/15/17 (c)(h)	81,291	74,889
Class E, 0.568% 4/15/17 (c)(h)	34,474	31,070
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class F, 0.608% 4/15/17 (c)(h)	$ 19,555	$ 17,233
Class G, 0.748% 4/15/17 (c)(h)	19,555	16,646
Class H, 0.818% 4/15/17 (c)(h)	19,555	15,668
Class J, 1.048% 4/15/17 (c)(h)	14,996	10,516
Series 2005-FL11:
Class C, 0.498% 11/15/17 (c)(h)	164,947	159,586
Class D, 0.538% 11/15/17 (c)(h)	8,646	8,301
Class E, 0.588% 11/15/17 (c)(h)	30,262	28,749
Class F, 0.648% 11/15/17 (c)(h)	21,193	19,710
Class G, 0.698% 11/15/17 (c)(h)	14,690	13,295
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (c)(h)	308,000	286,440
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	2,110	2,155
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	640,991
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	365,000	365,456
Class AJFX, 5.478% 2/5/19 (c)	380,000	383,139
Series 2006-C8 Class XP, 0.6858% 12/10/46 (h)(j)	2,483,860	26,600
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	432,000	460,443
Series 2007-C3:
Class A2, 5.9052% 6/15/39 (h)	337,992	345,001
Class A4, 5.9052% 6/15/39 (h)	130,000	141,246
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (h)(j)	1,512,327	24,559
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (c)(h)	771,000	616,800
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	218,745
Series 2002-CP5 Class A1, 4.106% 12/15/35	11,030	11,121
Series 2004-C1:
Class A3, 4.321% 1/15/37	29,458	29,738
Class A4, 4.75% 1/15/37	101,000	106,887
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (h)(j)	437,731	946
Series 2001-CKN5 Class AX, 2.1724% 9/15/34 (c)(h)(j)	926,873	1,578
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (c)(h)	82,000	74,620
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1:
Class C:
0.368% 2/15/22 (c)(h)	$ 212,546	$ 191,291
0.468% 2/15/22 (c)(h)	75,912	65,284
Class F, 0.518% 2/15/22 (c)(h)	151,805	127,516
Series 2007-C1:
Class ASP, 0.61% 2/15/40 (h)(j)	3,373,706	35,421
Class B, 5.487% 2/15/40 (c)(h)	330,000	66,000
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	73,961	74,116
Class G, 6.936% 3/15/33 (c)	142,000	140,978
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,221,810
Series 2001-1 Class X1, 1.2156% 5/15/33 (c)(h)(j)	399,000	2,394
Series 2007-C1 Class XP, 0.3797% 12/10/49 (h)(j)	3,943,438	19,724
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.7915% 12/10/41 (h)(j)	4,478,256	11,381
Series 2005-C1 Class X2, 0.7311% 5/10/43 (h)(j)	822,332	4,818
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (c)(h)	81,000	74,634
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	432,000	450,944
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (c)(h)(j)	3,614,779	16,524
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (c)(h)(j)	4,818,128	39,970
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.449% 6/6/20 (c)(h)	7,184	7,013
Class D, 0.489% 6/6/20 (c)(h)	52,000	48,949
Class E, 0.579% 6/6/20 (c)(h)	60,000	54,979
Class F, 0.649% 6/6/20 (c)(h)	95,176	86,359
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(h)	236,000	232,688
Class D, 2.3636% 3/6/20 (c)(h)	467,000	460,573
Class F, 2.8433% 3/6/20 (c)(h)	19,000	18,718
Class G, 3.0177% 3/6/20 (c)(h)	10,000	9,858
Class H, 3.5846% 3/6/20 (c)(h)	7,000	6,935
Class J, 4.4568% 3/6/20 (c)(h)	11,000	10,956
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	$ 420,000	$ 427,049
Series 2005-GG4 Class XP, 0.7099% 7/10/39 (c)(h)(j)	3,934,207	26,988
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	309,464	311,309
Series 2007-GG10 Class A2, 5.778% 8/10/45	99,474	101,807
JP Morgan Chase Commercial Mortgage Securities Trust Series 2005-CB13 Class E, 5.5268% 1/12/43 (c)(h)	109,000	11,292
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	70,325	70,448
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.368% 11/15/18 (c)(h)	140,085	131,679
Class C, 0.408% 11/15/18 (c)(h)	99,480	92,517
Class D, 0.428% 11/15/18 (c)(h)	30,573	27,516
Class E, 0.478% 11/15/18 (c)(h)	44,673	40,653
Class F, 0.528% 11/15/18 (c)(h)	66,751	59,408
Class G, 0.558% 11/15/18 (c)(h)	58,024	49,901
Class H, 0.698% 11/15/18 (c)(h)	44,683	36,640
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	100,101	104,019
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,555,000	1,579,667
Class A3, 5.42% 1/15/49	594,000	644,084
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	63,740
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (h)	18,000	13,275
Class C, 5.9318% 2/12/49 (h)	48,000	30,122
Class D, 5.9318% 2/12/49 (h)	51,000	25,624
Series 2007-LDP10 Class ES, 5.7307% 1/15/49 (c)(h)	112,000	23,555
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	56,230	56,185
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	52,953	52,967
Series 2006-C7:
Class A1, 5.279% 11/15/38	28,705	28,814
Class A2, 5.3% 11/15/38	238,000	240,233
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	14,131	14,259
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A4, 5.424% 2/15/40	$ 28,000	$ 30,561
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	112,687
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	419,714
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	241,252
Series 2005-C3 Class XCP, 0.9427% 7/15/40 (h)(j)	668,349	4,026
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (h)(j)	995,235	15,026
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (h)(j)	370,580	4,188
Series 2007-C7 Class XCP, 0.4375% 9/15/45 (h)(j)	16,208,746	150,827
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (c)(h)	69,510	63,254
Class E, 0.488% 9/15/21 (c)(h)	249,861	222,376
Class F, 0.538% 9/15/21 (c)(h)	97,418	83,779
Class G, 0.558% 9/15/21 (c)(h)	192,585	157,920
Class H, 0.598% 9/15/21 (c)(h)	49,497	39,103
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (h)	169,464	172,854
Series 2005-LC1 Class F, 5.5633% 1/12/44 (c)(h)	188,000	100,045
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (h)	96,764	94,770
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (h)	230,000	237,105
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	186,000	197,712
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	86,559
Class A4, 5.378% 8/12/48	9,000	9,587
Class B, 5.479% 8/12/48	648,000	299,903
Series 2007-6 Class A1, 5.175% 3/12/51	4,945	4,976
Series 2007-8 Class A1, 4.622% 8/12/49	29,155	29,380
Series 2006-4 Class XP, 0.829% 12/12/49 (h)(j)	3,982,402	70,069
Series 2007-6 Class B, 5.635% 3/12/51 (h)	216,000	110,424
Series 2007-7 Class B, 5.9352% 6/12/50 (h)	19,000	5,311
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (c)(h)	40,774	20,387
Series 2007-XCLA Class A1, 0.398% 7/17/17 (c)(h)	125,156	115,143
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (c)(h)	124,000	115,504
Class D, 0.388% 10/15/20 (c)(h)	76,067	68,470
Class E, 0.448% 10/15/20 (c)(h)	95,138	84,517
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class F, 0.498% 10/15/20 (c)(h)	$ 57,094	$ 49,654
Class G, 0.538% 10/15/20 (c)(h)	70,577	56,154
Class H, 0.628% 10/15/20 (c)(h)	44,426	31,993
Class J, 0.778% 10/15/20 (c)(h)	50,712	26,649
Class MHRO, 0.888% 10/15/20 (c)(h)	69,487	59,759
Class MJPM, 1.198% 10/15/20 (c)(h)	3,323	3,024
Class NHRO, 1.088% 10/15/20 (c)(h)	105,185	86,251
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (c)(h)(j)	580,768	1,372
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	328,666
Series 2007-HQ11 Class A1, 5.246% 2/12/44	11,723	11,767
Series 2007-IQ13 Class A1, 5.05% 3/15/44	31,601	31,798
Series 2007-T25 Class A1, 5.391% 11/12/49	26,642	26,899
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (c)(h)(j)	1,278,425	4,164
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (c)(h)(j)	2,284,548	15,335
Series 2006-HQ10 Class X2, 0.6882% 11/12/41 (c)(h)(j)	1,188,210	9,342
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (h)	136,341	137,711
Series 2006-T23 Class A3, 5.9755% 8/12/41 (h)	110,000	118,290
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	145,642	162,376
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	17,341	17,556
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (c)(h)	145,481	139,668
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (c)(h)	201,847	171,829
Class F, 0.5371% 8/11/18 (c)(h)	214,060	174,677
Class G, 0.5571% 8/11/18 (c)(h)	202,788	137,669
Class J, 0.7971% 8/11/18 (c)(h)	45,086	24,574
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (c)(h)	16,443	12,332
Class AP2, 0.998% 6/15/20 (c)(h)	26,799	18,759
Class F, 0.678% 6/15/20 (c)(h)	526,588	431,802
Class LXR1, 0.898% 6/15/20 (c)(h)	26,316	22,368
sequential payer:
Series 2006-C27 Class A2, 5.624% 7/15/45	162,575	163,115
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29:
Class A1, 5.11% 11/15/48	$ 18,884	$ 18,913
Class A3, 5.313% 11/15/48	574,000	617,769
Series 2007-C30:
Class A3, 5.246% 12/15/43	185,000	189,488
Class A4, 5.305% 12/15/43	64,000	66,076
Class A5, 5.342% 12/15/43	231,000	244,836
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (h)	241,326	251,274
Class A3, 5.9317% 6/15/49 (h)	367,000	396,800
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (c)(h)	166,000	166,415
Class 180B, 5.5782% 10/15/41 (c)(h)	76,000	76,000
Series 2005-C22 Class F, 5.5358% 12/15/44 (c)(h)	360,000	211,766
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	648,000	349,846
Class XP, 0.6357% 12/15/43 (c)(h)(j)	2,307,893	26,194
Series 2007-C31 Class C, 5.8836% 4/15/47 (h)	59,000	31,397
Series 2007-C31A Class A2, 5.421% 4/15/47	848,958	885,566
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (h)	143,000	155,826
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,720,539)		32,594,017
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,621,290
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	920,000	937,048
5.877% 3/1/19	95,000	99,757
TOTAL MUNICIPAL SECURITIES (Cost $2,519,724)		2,658,095
Foreign Government and Government Agency Obligations - 1.0%
	Principal Amount	Value
Chilean Republic 7.125% 1/11/12	$ 460,000	$ 477,480
Ontario Province 2.3% 5/10/16	5,320,000	5,365,119
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,779,678)		5,842,599
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $34,839)	37,000	39,490
Bank Notes - 0.3%

National City Bank, Cleveland 0.4105% 3/1/13 (h) (Cost $1,606,719)	1,729,000	1,724,498
Fixed-Income Funds - 1.2%
	Shares
Fidelity Specialized High Income Central Fund (i) (Cost $7,095,375)	71,345	7,310,732
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (d)(h) (Cost $82,742)	$ 183,000	175,242
Cash Equivalents - 1.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $5,860,000)	$ 5,860,024	$ 5,860,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $569,878,987)		606,445,208
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,113,532
NET ASSETS - 100%		$ 609,558,740
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)	August 2034	$ 77,193	(42,852)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	248,360	(242,112)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	806	(759)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (g)

	Oct. 2034	$ 91,370	$ (34,472)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	75,762	(57,190)
		$ 493,491	$ (377,385)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,502,269 or 11.4% of net assets.

(d) Security is perpetual in nature with no stated maturity date.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $6,003,467 or 1.0% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $104,742.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,860,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 176,015
HSBC Securities (USA), Inc.	1,056,092
Merrill Lynch, Pierce, Fenner & Smith, Inc.	278,029
Mizuho Securities USA, Inc.	3,168,275
Societe Generale	334,604
Wells Fargo Securities LLC	846,985
$ 5,860,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 200,966
Fidelity Specialized High Income Central Fund	359,714
Total	$ 560,680
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 16,225,717	$ -	$ 16,115,432*	$ -	0.0%
Fidelity Specialized High Income Central Fund	6,650,974	359,714	-	7,310,732	1.6%
Total	$ 22,876,691	$ 359,714	$ 16,115,432	$ 7,310,732
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 216,779,680	$ -	$ 216,779,680	$ -
U.S. Government and Government Agency Obligations	230,373,218	-	230,373,218	-
U.S. Government Agency - Mortgage Securities	36,433,798	-	36,433,798	-
Asset-Backed Securities	49,423,472	-	47,907,047	1,516,425
Collateralized Mortgage Obligations	17,230,367	-	17,117,706	112,661
Commercial Mortgage Securities	32,594,017	-	27,361,346	5,232,671
Municipal Securities	2,658,095	-	2,658,095	-
Foreign Government and Government Agency Obligations	5,842,599	-	5,842,599	-
Supranational Obligations	39,490	-	39,490	-
Bank Notes	1,724,498	-	1,724,498	-
Fixed-Income Funds	7,310,732	7,310,732	-	-
Preferred Securities	175,242	-	175,242	-
Cash Equivalents	5,860,000	-	5,860,000	-
Total Investments in Securities:	$ 606,445,208	$ 7,310,732	$ 592,272,719	$ 6,861,757
Derivative Instruments:
Liabilities
Swap Agreements	$ (377,385)	$ -	$ -	$ (377,385)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 3,134,356
Total Realized Gain (Loss)	(1,161,729)
Total Unrealized Gain (Loss)	1,279,307
Cost of Purchases	135,307
Proceeds of Sales	(299,208)
Amortization/Accretion	(39,240)
Transfers in to Level 3	175,695
Transfers out of Level 3	(1,708,063)
Ending Balance	$ 1,516,425
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 1,127,050
Collateralized Mortgage Obligations
Beginning Balance	$ 759,935
Total Realized Gain (Loss)	54,480
Total Unrealized Gain (Loss)	56,109
Cost of Purchases	-
Proceeds of Sales	(163,180)
Amortization/Accretion	27
Transfers in to Level 3	48,200
Transfers out of Level 3	(642,910)
Ending Balance	$ 112,661
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 46,135
Commercial Mortgage Securities
Beginning Balance	$ 5,107,088
Total Realized Gain (Loss)	478,923
Total Unrealized Gain (Loss)	1,317,584
Cost of Purchases	555,408
Proceeds of Sales	(1,055,534)
Amortization/Accretion	163,647
Transfers in to Level 3	411,248
Transfers out of Level 3	(1,745,693)
Ending Balance	$ 5,232,671
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 1,329,567
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (410,782)
Total Unrealized Gain (Loss)	33,397
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (377,385)
Realized gain (loss) on Swap Agreements for the period	$ 10,723
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2011	$ 33,397

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $588,082,278. Net unrealized appreciation aggregated $18,362,930, of which $22,023,631 related to appreciated investment securities and $3,660,701 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $493,491 representing 0.08% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit cared receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2011

1.804866.107

AMOR-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes Series 2011-C1 Class 1A, 0.5405% 2/28/20 (NCUA Guaranteed) (g) (Cost $3,002)	$ 3,002	$ 3,002
U.S. Government Agency - Mortgage Securities - 97.5%

Fannie Mae - 53.7%
2.457% 3/1/35 (g)	54	57
2.534% 1/1/35 (g)	420	437
2.542% 7/1/35 (g)	114	119
2.554% 10/1/33 (g)	83	87
2.589% 6/1/36 (g)	56	59
2.62% 11/1/36 (g)	77	81
2.743% 8/1/35 (g)	503	525
2.837% 9/1/36 (g)	228	238
3.345% 1/1/40 (g)	2,151	2,257
3.472% 3/1/40 (g)	1,170	1,228
3.5% 11/1/25 to 6/1/41	42,693	42,064
3.692% 5/1/40 (g)	647	682
3.697% 5/1/40 (g)	773	815
3.744% 1/1/40 (g)	608	642
3.756% 4/1/36 (g)	236	246
3.793% 6/1/40 (g)	679	717
3.863% 4/1/40 (g)	2,477	2,616
3.972% 11/1/39 (g)	588	623
4% 4/1/24 to 4/1/41	52,550	53,212
4% 1/1/40 (g)	1,184	1,255
4% 6/1/41 (c)	1,000	1,007
4.01% 2/1/40 (g)	2,408	2,548
4.102% 1/1/40 (g)	1,757	1,865
4.5% 1/1/25 to 4/1/41	71,371	74,506
4.5% 6/1/41 (c)(d)	37,000	38,433
4.5% 6/1/41 (c)	5,000	5,194
4.883% 6/1/36 (g)	984	1,049
4.975% 7/1/35 (g)	16	17
5% 9/1/16 to 5/1/41 (d)	69,930	74,897
5% 6/1/41 (c)	14,800	15,754
5% 6/1/41 (c)	2,000	2,129
5% 6/1/41 (c)(d)	13,000	13,838
5% 6/1/41 (c)	7,500	7,983
5.08% 7/1/35 (g)	111	119
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.375% 10/1/36 (g)	$ 172	$ 183
5.5% 2/1/18 to 5/1/38	62,009	67,440
5.639% 5/1/36 (g)	120	126
5.746% 3/1/36 (g)	584	625
5.955% 5/1/37 (g)	12	13
6% 3/1/17 to 9/1/39	30,945	34,018
6% 6/1/41 (c)(d)	5,500	6,051
6% 6/1/41 (c)	4,000	4,401
6.029% 9/1/36 (g)	352	378
6.039% 9/1/36 (g)	202	217
6.111% 8/1/46 (g)	108	116
6.235% 9/1/36 (g)	105	111
6.24% 9/1/37 (g)	22	23
6.313% 4/1/37 (g)	239	257
6.341% 5/1/36 (g)	387	403
6.499% 12/1/36 (g)	197	212
6.5% 5/1/12 to 5/1/38	6,445	7,259
6.555% 12/1/36 (g)	283	305
6.824% 9/1/37 (g)	90	96
7% 12/1/15 to 5/1/30	2,586	2,945
7.431% 9/1/37 (g)	77	82
7.5% 8/1/22 to 9/1/32	1,471	1,694
8% 12/1/29 to 3/1/37	76	88
8.5% 1/1/16 to 7/1/31	186	214
9% 2/1/13 to 10/1/30	350	410
9.5% 7/1/16 to 8/1/22	48	56
12.5% 8/1/15 to 3/1/16	12	14
12.75% 2/1/15	3	3
13.5% 9/1/14	2	2
		475,041
Freddie Mac - 26.8%
1.945% 3/1/35 (g)	245	253
2.162% 5/1/37 (g)	145	151
2.482% 11/1/35 (g)	451	470
2.51% 12/1/33 (g)	735	770
2.54% 6/1/37 (g)	492	518
2.556% 4/1/37 (g)	185	194
2.606% 5/1/34 (g)	18	19
2.885% 6/1/33 (g)	1,316	1,383
3.281% 10/1/35 (g)	81	87
3.801% 4/1/40 (g)	638	670
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.926% 5/1/40 (g)	$ 1,765	$ 1,861
4% 6/1/41 (c)	2,000	2,012
4% 6/1/41 (c)	9,000	9,053
4.105% 12/1/39 (g)	1,084	1,148
4.5% 7/1/25 to 4/1/41	12,838	13,419
4.5% 6/1/41 (c)	25,000	25,940
4.5% 6/1/41 (c)	30,000	31,128
5% 7/1/33 to 9/1/40	42,701	45,662
5% 6/1/41 (c)	4,000	4,253
5% 6/1/41 (c)	1,000	1,063
5.138% 4/1/35 (g)	78	83
5.5% 10/1/17 to 1/1/40 (f)	50,801	55,175
5.5% 6/1/41 (c)	600	650
5.847% 6/1/37 (g)	57	60
5.931% 6/1/37 (g)	986	1,040
6% 4/1/14 to 6/1/39 (e)	13,108	14,408
6.011% 4/1/37 (g)	81	87
6.038% 3/1/36 (g)	845	903
6.048% 10/1/36 (g)	74	79
6.147% 7/1/36 (g)	191	200
6.316% 8/1/37 (g)	271	288
6.41% 12/1/36 (g)	815	877
6.5% 2/1/13 to 3/1/37	10,783	12,010
6.604% 6/1/37 (g)	87	92
7% 6/1/21 to 9/1/36	3,943	4,512
7.03% 6/1/36 (g)	32	34
7.07% 2/1/37 (g)	55	60
7.22% 4/1/37 (g)	9	9
7.5% 8/1/11 to 7/1/34	5,605	6,364
8% 11/1/16 to 1/1/37	69	78
8.5% 6/1/16 to 9/1/20	15	17
9% 9/1/16 to 5/1/21	106	119
10% 1/1/16 to 5/1/19	21	24
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	6	7
13% 12/1/13 to 6/1/15	17	19
		237,250
Ginnie Mae - 17.0%
4% 9/15/25 to 1/20/41	9,501	9,880
4.5% 8/15/39 to 3/15/41	34,442	36,504
4.5% 6/1/41 (c)	10,000	10,573
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 6/1/41 (c)(d)	$ 8,000	$ 8,459
4.5% 6/1/41 (c)	8,400	8,859
4.751% 12/20/60 (k)	13,194	14,310
4.814% 1/20/61 (k)	299	325
5% 9/20/33 to 6/15/40	14,300	15,578
5% 6/1/41 (c)	4,000	4,332
5% 6/1/41 (c)	17,400	18,842
5% 6/1/41 (c)	2,000	2,166
5% 6/1/41 (c)	4,000	4,332
5.5% 10/15/33 to 9/15/39	6,540	7,237
6% 1/15/36	4,076	4,556
6.5% 10/15/34 to 7/15/36	300	342
7% 2/15/24 to 4/20/32	2,119	2,435
7.5% 9/15/16 to 4/15/32	737	845
8% 6/15/21 to 12/15/25	328	376
8.5% 8/15/16 to 10/15/28	401	461
9% 11/20/17	1	1
10.5% 12/20/15 to 2/20/18	39	45
		150,458
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $841,464)		862,749
Asset-Backed Securities - 5.5%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.444% 11/25/35 (g)	3,769	3,710
Aesop Funding II LLC Series 2005-4A Class A3, 0.4758% 7/20/12 (AMBAC Insured) (b)(g)	3,500	3,444
Ally Master Owner Trust Series 2011-1 Class A1, 1.068% 1/15/16 (g)	3,500	3,516
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.249% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	4,709	4,676
Series 2007-CM Class A4B, 0.289% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	3,456	3,428
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (g)	20	20
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	3,853	3,943
Citibank Credit Card Issuance Trust Series 2004-C1 Class C1, 0.848% 7/15/13 (g)	1,930	1,930
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (g)	$ 1,102	$ 1,085
Series 2007-4 Class A1A, 0.3326% 9/25/37 (g)	1,264	1,216
Series 2007-5 Class 2A1, 0.294% 9/25/47 (g)	635	622
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.899% 7/25/35 (g)	3,465	3,440
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	723
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	361
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class A, 0.448% 6/15/13 (g)	2,370	2,369
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(g)	87	24
Series 2004-AR2 Class B1, 2.094% 8/25/34 (g)	796	68
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.244% 3/25/37 (g)	5	5
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (g)	38	37
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.574% 8/25/35 (g)	1,831	1,790
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (h)	2,454	282
Series 2006-2 Class AIO, 6% 8/25/11 (h)	538	5
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	3,096	101
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	6,585	254
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	9,200	529
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	6,620	451
Ocala Funding LLC Series 2006-1A Class A, 1.5958% 3/20/11 (a)(b)(g)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (g)	2,928	2,871
Series 2007-6 Class 2A1, 0.254% 7/25/37 (g)	94	92
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.644% 3/25/36 (g)	447	447
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	310	291
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (g)	23	23
Santander Drive Auto Receivables Trust:
Series 2007-2 Class A3, 0.998% 8/15/14 (National Public Finance Guarantee Corp. Insured) (g)	1,570	1,570
Series 2010-2 Class A2, 0.95% 8/15/13	3,874	3,878
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (g)	$ 260	$ 2
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (g)	145	53
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (g)	40	38
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.624% 5/25/35 (g)	1,995	1,442
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $55,077)		48,736
Collateralized Mortgage Obligations - 17.1%

Private Sponsor - 6.7%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.263% 2/25/44 (g)	19	19
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (b)(g)	1,620	1,621
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,359	1,386
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0608% 5/20/36 (g)	363	369
Banc of America Mortgage Securities, Inc.:
planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	6,121	6,149
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (g)	1,074	970
Series 2004-A Class 2A2, 2.8609% 2/25/34 (g)	793	706
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	517	528
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(g)	3,476	3,549
Citigroup Mortgage Loan Trust:
Series 2006-AR7 Class 1A1, 3.6788% 11/25/36 (g)	168	103
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	6,215	6,182
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.008% 1/28/32 (b)(g)	189	150
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	666	669
CSMC floater Series 2011-1R Class A1, 1.2483% 2/27/47 (b)(g)	4,491	4,493
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (g)	$ 1,046	$ 1,006
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7455% 10/18/54 (b)(g)	259	258
Series 2007-1A Class A2, 0.3555% 10/18/54 (b)(g)	239	239
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.73% 11/20/56 (b)(g)	1,675	1,653
Series 2007-1A Class 3A1, 0.34% 11/20/56 (b)(g)	3,912	3,872
Granite Mortgages Series 2003-2 Class 1A3, 0.774% 7/20/43 (g)	582	566
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.629% 3/20/44 (g)	494	478
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (g)	654	563
Holmes Master Issuer PLC floater Series 2007-2A Class 3A1, 0.358% 7/15/21 (g)	1,413	1,410
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.434% 4/25/36 (g)	2,193	1,288
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (g)	660	466
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (g)	3,208	2,231
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.358% 10/15/33 (g)	5,750	5,718
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	433	462
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (g)	632	609
Series 2003-20 Class 1A1, 5.5% 7/25/33	512	521
Series 2004-21XS Class 2A3, 4.32% 12/25/34	593	588
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3326% 7/25/36 (g)	2,732	2,723
Series 2006-5 Class A1, 0.314% 10/25/46 (g)	4,368	4,342
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 2.5906% 12/25/35 (g)	2,065	1,604
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.7386% 3/25/35 (g)	446	170
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (g)	173	158
Series 2006-AR8 Class 3A1, 2.7717% 4/25/36 (g)	1,651	1,409
TOTAL PRIVATE SPONSOR		59,228
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 10.4%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	$ 1,828	$ 1,950
Class PZ, 6% 2/25/24	3,075	3,617
Series 1993-165 Class SH, 19.1811% 9/25/23 (g)(j)	98	128
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	708	56
Series 2009-16 Class SA, 6.056% 3/25/24 (g)(h)(j)	2,377	224
Series 2010-109 Class IM, 5.5% 9/25/40 (h)	8,373	1,632
Series 2010-114 Class CI, 5% 4/25/18 (h)	2,995	315
Series 2010-23:
Class AI, 5% 12/25/18 (h)	1,730	177
Class HI, 4.5% 10/25/18 (h)	1,207	123
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	3,395	346
Series 2010-37 Class GI, 5% 4/25/25 (h)	2,684	279
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	2,555	294
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	1,949	1,655
Series 339 Class 29, 5.5% 7/1/18 (h)	936	107
Series 348 Class 14, 6.5% 8/1/34 (h)	532	120
Series 351:
Class 12, 5.5% 4/1/34 (h)	405	80
Class 13, 6% 3/1/34 (h)	501	102
Series 359, Class 19 6% 7/1/35 (h)	475	92
Series 384 Class 6, 5% 7/25/37 (h)	2,209	402
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.424% 6/25/37 (g)	5,932	5,881
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	2,823	3,145
Series 1999-32 Class PL, 6% 7/25/29	2,080	2,319
Series 1999-33 Class PK, 6% 7/25/29	1,300	1,450
Series 2001-52 Class YZ, 6.5% 10/25/31	136	157
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,229
Series 2005-73 Class SA, 17.0456% 8/25/35 (g)(j)	567	678
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,273
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,383	2,641
Series 2001-31 Class ZC, 6.5% 7/25/31	856	981
Series 2002-16 Class ZD, 6.5% 4/25/32	387	439
Series 2002-79 Class Z, 5.5% 11/25/22	1,320	1,447
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2003-80 Class CG, 6% 4/25/30	$ 287	$ 298
Series 2003-21 Class SK, 7.906% 3/25/33 (g)(h)(j)	393	76
Series 2003-35:
Class BS, 6.806% 4/25/17 (g)(h)(j)	94	2
Class TQ, 7.306% 5/25/18 (g)(h)(j)	340	43
Series 2003-42 Class SJ, 6.856% 11/25/22 (g)(h)(j)	354	33
Series 2003-48 Class HI, 5% 11/25/17 (h)	1,061	58
Series 2005-104 Class NI, 6.506% 3/25/35 (g)(h)(j)	4,342	669
Series 2006-4 Class IT, 6% 10/25/35 (h)	129	9
Series 2007-57 Class SA, 39.456% 6/25/37 (g)(j)	1,776	2,978
Series 2007-66:
Class FB, 0.594% 7/25/37 (g)	2,649	2,644
Class SB, 38.436% 7/25/37 (g)(j)	488	872
Series 2009-114 Class AI, 5% 12/25/23 (h)	1,960	202
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	1,232	138
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	646	76
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	1,258	144
Series 2010-12 Class AI, 5% 12/25/18 (h)	3,546	363
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	2,107	402
Series 2010-96 Class DI, 4% 5/25/23 (h)	2,125	159
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	13	13
Class GY, 0% 5/15/37 (g)	50	50
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,552	2,849
Series 2104 Class PG, 6% 12/15/28	790	881
Series 2162 Class PH, 6% 6/15/29	269	300
Series 70 Class C, 9% 9/15/20	57	64
sequential payer Series 2114 Class ZM, 6% 1/15/29	368	409
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	885	1,016
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (g)	7	7
Series 3222 Class HF, 0% 9/15/36 (g)	137	132
planned amortization 4.5% 2/15/41	2,426	2,576
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	$ 1,075	$ 1,200
Series 2154 Class PT, 6% 5/15/29	1,544	1,724
Series 2520 Class BE, 6% 11/15/32	1,477	1,660
Series 2585 Class KS, 7.402% 3/15/23 (g)(h)(j)	199	33
Series 2590 Class YR, 5.5% 9/15/32 (h)	66	8
Series 2802 Class OB, 6% 5/15/34	3,375	3,842
Series 2810 Class PD, 6% 6/15/33	1,799	1,901
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,235
Series 3786 Class HP, 4.5% 3/15/38	3,253	3,493
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,156	1,277
Series 2274 Class ZM, 6.5% 1/15/31	443	505
Series 2281 Class ZB, 6% 3/15/30	467	518
Series 2502 Class ZC, 6% 9/15/32	1,376	1,550
Series 2564 Class ES, 7.402% 2/15/22 (g)(h)(j)	7	0*
Series 2575 Class ID, 5.5% 8/15/22 (h)	37	3
Series 2817 Class SD, 6.852% 7/15/30 (g)(h)(j)	462	39
Series 3097 Class IA, 5.5% 3/15/33 (h)	1,650	187
Series 1658 Class GZ, 7% 1/15/24	1,324	1,487
Series 2587 Class IM, 6.5% 3/15/33 (h)	714	152
Series 2844:
Class SC, 45.513% 8/15/24 (g)(j)	51	100
Class SD, 83.876% 8/15/24 (g)(j)	75	212
Series 3772 Class BI, 4.5% 10/15/18 (h)	2,351	213
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2011-H03 Class FA, 0.6958% 1/20/61 (g)(k)	10,393	10,367
Series 2011-H05 Class FA, 0.6958% 12/20/60 (g)(k)	1,339	1,336
Series 2011-H07 Class FA, 0.6958% 2/20/61 (g)(k)	3,097	3,098
Series 2011-H12 Class FA, 0.6824% 2/20/61 (g)(k)	3,190	3,190
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	$ 1,134	$ 1,263
Series 2004-32 Class GS, 6.302% 5/16/34 (g)(h)(j)	868	143
TOTAL U.S. GOVERNMENT AGENCY		92,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,949)		151,766
Commercial Mortgage Securities - 3.0%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.4525% 2/14/43 (g)	4,300	4,543
Class PS1, 1.4533% 2/14/43 (g)(h)	10,065	206
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	719
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.444% 12/25/36 (b)(g)	78	10
Series 2007-3:
Class M1, 0.504% 7/25/37 (b)(g)	73	28
Class M2, 0.534% 7/25/37 (b)(g)	76	25
Class M3, 0.564% 7/25/37 (b)(g)	123	33
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.4992% 5/15/35 (b)(g)(h)	12,470	261
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,455
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,384
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.9052% 6/15/39 (g)	822	839
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 6.032% 7/10/38 (g)	824	824
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	569
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,262
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	$ 240	$ 262
Series 2007-C6 Class A2, 5.845% 7/15/40	515	532
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (g)(h)	10,035	113
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (g)	175	189
Wachovia Bank Commercial Mortgage Trust Series 2007-C31A Class A2, 5.421% 4/15/47	985	1,028
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,040)		26,282
Cash Equivalents - 2.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $20,892)	$ 20,892	20,892
TOTAL INVESTMENT PORTFOLIO - 125.8% (Cost $1,093,424)		1,113,427
NET OTHER ASSETS (LIABILITIES) - (25.8)%		(228,110)
NET ASSETS - 100%		$ 885,317
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
16 CBOT 2 Year U.S. Treasury Notes Contracts	Sept. 2011	$ 3,507	$ (4)

The face value of futures sold as a percentage of net assets is 0.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 8,500	$ (41)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	10,000	(57)
		$ 18,500	$ (98)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,509,000 or 3.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $138,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $824,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$20,892,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 628
HSBC Securities (USA), Inc.	3,765
Merrill Lynch, Pierce, Fenner & Smith, Inc.	991
Mizuho Securities USA, Inc.	11,295
Societe Generale	1,193
Wells Fargo Securities LLC	3,020
$ 20,892
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,002	$ -	$ -	$ 3,002
U.S. Government Agency - Mortgage Securities	862,749	-	862,749	-
Asset-Backed Securities	48,736	-	48,388	348
Collateralized Mortgage Obligations	151,766	-	151,596	170
Commercial Mortgage Securities	26,282	-	26,186	96
Cash Equivalents	20,892	-	20,892	-
Total Investments in Securities:	$ 1,113,427	$ -	$ 1,109,811	$ 3,616
Derivative Instruments:
Liabilities
Futures Contracts	$ (4)	$ (4)	$ -	$ -
Swap Agreements	(98)	-	(98)	-
Total Liabilities	$ (102)	$ (4)	$ (98)	$ -
Other Financial Instruments:
Forward Commitments	$ (263)	$ -	$ (263)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,019
Total Realized Gain (Loss)	(3,784)
Total Unrealized Gain (Loss)	3,319
Cost of Purchases	3,459
Proceeds of Sales	(7,891)
Amortization/Accretion	(305)
Transfers in to Level 3	657
Transfers out of Level 3	(4,858)
Ending Balance	$ 3,616
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (850)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,093,426,000. Net unrealized appreciation aggregated $20,001,000, of which $30,713,000 related to appreciated investment securities and $10,712,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mortgage Securities Fund

(A Class of Fidelity Advisor®
Mortgage Securities Fund)

May 31, 2011

1.804979.107

MOR-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes Series 2011-C1 Class 1A, 0.5405% 2/28/20 (NCUA Guaranteed) (g) (Cost $3,002)	$ 3,002	$ 3,002
U.S. Government Agency - Mortgage Securities - 97.5%

Fannie Mae - 53.7%
2.457% 3/1/35 (g)	54	57
2.534% 1/1/35 (g)	420	437
2.542% 7/1/35 (g)	114	119
2.554% 10/1/33 (g)	83	87
2.589% 6/1/36 (g)	56	59
2.62% 11/1/36 (g)	77	81
2.743% 8/1/35 (g)	503	525
2.837% 9/1/36 (g)	228	238
3.345% 1/1/40 (g)	2,151	2,257
3.472% 3/1/40 (g)	1,170	1,228
3.5% 11/1/25 to 6/1/41	42,693	42,064
3.692% 5/1/40 (g)	647	682
3.697% 5/1/40 (g)	773	815
3.744% 1/1/40 (g)	608	642
3.756% 4/1/36 (g)	236	246
3.793% 6/1/40 (g)	679	717
3.863% 4/1/40 (g)	2,477	2,616
3.972% 11/1/39 (g)	588	623
4% 4/1/24 to 4/1/41	52,550	53,212
4% 1/1/40 (g)	1,184	1,255
4% 6/1/41 (c)	1,000	1,007
4.01% 2/1/40 (g)	2,408	2,548
4.102% 1/1/40 (g)	1,757	1,865
4.5% 1/1/25 to 4/1/41	71,371	74,506
4.5% 6/1/41 (c)(d)	37,000	38,433
4.5% 6/1/41 (c)	5,000	5,194
4.883% 6/1/36 (g)	984	1,049
4.975% 7/1/35 (g)	16	17
5% 9/1/16 to 5/1/41 (d)	69,930	74,897
5% 6/1/41 (c)	14,800	15,754
5% 6/1/41 (c)	2,000	2,129
5% 6/1/41 (c)(d)	13,000	13,838
5% 6/1/41 (c)	7,500	7,983
5.08% 7/1/35 (g)	111	119
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.375% 10/1/36 (g)	$ 172	$ 183
5.5% 2/1/18 to 5/1/38	62,009	67,440
5.639% 5/1/36 (g)	120	126
5.746% 3/1/36 (g)	584	625
5.955% 5/1/37 (g)	12	13
6% 3/1/17 to 9/1/39	30,945	34,018
6% 6/1/41 (c)(d)	5,500	6,051
6% 6/1/41 (c)	4,000	4,401
6.029% 9/1/36 (g)	352	378
6.039% 9/1/36 (g)	202	217
6.111% 8/1/46 (g)	108	116
6.235% 9/1/36 (g)	105	111
6.24% 9/1/37 (g)	22	23
6.313% 4/1/37 (g)	239	257
6.341% 5/1/36 (g)	387	403
6.499% 12/1/36 (g)	197	212
6.5% 5/1/12 to 5/1/38	6,445	7,259
6.555% 12/1/36 (g)	283	305
6.824% 9/1/37 (g)	90	96
7% 12/1/15 to 5/1/30	2,586	2,945
7.431% 9/1/37 (g)	77	82
7.5% 8/1/22 to 9/1/32	1,471	1,694
8% 12/1/29 to 3/1/37	76	88
8.5% 1/1/16 to 7/1/31	186	214
9% 2/1/13 to 10/1/30	350	410
9.5% 7/1/16 to 8/1/22	48	56
12.5% 8/1/15 to 3/1/16	12	14
12.75% 2/1/15	3	3
13.5% 9/1/14	2	2
		475,041
Freddie Mac - 26.8%
1.945% 3/1/35 (g)	245	253
2.162% 5/1/37 (g)	145	151
2.482% 11/1/35 (g)	451	470
2.51% 12/1/33 (g)	735	770
2.54% 6/1/37 (g)	492	518
2.556% 4/1/37 (g)	185	194
2.606% 5/1/34 (g)	18	19
2.885% 6/1/33 (g)	1,316	1,383
3.281% 10/1/35 (g)	81	87
3.801% 4/1/40 (g)	638	670
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.926% 5/1/40 (g)	$ 1,765	$ 1,861
4% 6/1/41 (c)	2,000	2,012
4% 6/1/41 (c)	9,000	9,053
4.105% 12/1/39 (g)	1,084	1,148
4.5% 7/1/25 to 4/1/41	12,838	13,419
4.5% 6/1/41 (c)	25,000	25,940
4.5% 6/1/41 (c)	30,000	31,128
5% 7/1/33 to 9/1/40	42,701	45,662
5% 6/1/41 (c)	4,000	4,253
5% 6/1/41 (c)	1,000	1,063
5.138% 4/1/35 (g)	78	83
5.5% 10/1/17 to 1/1/40 (f)	50,801	55,175
5.5% 6/1/41 (c)	600	650
5.847% 6/1/37 (g)	57	60
5.931% 6/1/37 (g)	986	1,040
6% 4/1/14 to 6/1/39 (e)	13,108	14,408
6.011% 4/1/37 (g)	81	87
6.038% 3/1/36 (g)	845	903
6.048% 10/1/36 (g)	74	79
6.147% 7/1/36 (g)	191	200
6.316% 8/1/37 (g)	271	288
6.41% 12/1/36 (g)	815	877
6.5% 2/1/13 to 3/1/37	10,783	12,010
6.604% 6/1/37 (g)	87	92
7% 6/1/21 to 9/1/36	3,943	4,512
7.03% 6/1/36 (g)	32	34
7.07% 2/1/37 (g)	55	60
7.22% 4/1/37 (g)	9	9
7.5% 8/1/11 to 7/1/34	5,605	6,364
8% 11/1/16 to 1/1/37	69	78
8.5% 6/1/16 to 9/1/20	15	17
9% 9/1/16 to 5/1/21	106	119
10% 1/1/16 to 5/1/19	21	24
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	6	7
13% 12/1/13 to 6/1/15	17	19
		237,250
Ginnie Mae - 17.0%
4% 9/15/25 to 1/20/41	9,501	9,880
4.5% 8/15/39 to 3/15/41	34,442	36,504
4.5% 6/1/41 (c)	10,000	10,573
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 6/1/41 (c)(d)	$ 8,000	$ 8,459
4.5% 6/1/41 (c)	8,400	8,859
4.751% 12/20/60 (k)	13,194	14,310
4.814% 1/20/61 (k)	299	325
5% 9/20/33 to 6/15/40	14,300	15,578
5% 6/1/41 (c)	4,000	4,332
5% 6/1/41 (c)	17,400	18,842
5% 6/1/41 (c)	2,000	2,166
5% 6/1/41 (c)	4,000	4,332
5.5% 10/15/33 to 9/15/39	6,540	7,237
6% 1/15/36	4,076	4,556
6.5% 10/15/34 to 7/15/36	300	342
7% 2/15/24 to 4/20/32	2,119	2,435
7.5% 9/15/16 to 4/15/32	737	845
8% 6/15/21 to 12/15/25	328	376
8.5% 8/15/16 to 10/15/28	401	461
9% 11/20/17	1	1
10.5% 12/20/15 to 2/20/18	39	45
		150,458
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $841,464)		862,749
Asset-Backed Securities - 5.5%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.444% 11/25/35 (g)	3,769	3,710
Aesop Funding II LLC Series 2005-4A Class A3, 0.4758% 7/20/12 (AMBAC Insured) (b)(g)	3,500	3,444
Ally Master Owner Trust Series 2011-1 Class A1, 1.068% 1/15/16 (g)	3,500	3,516
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.249% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	4,709	4,676
Series 2007-CM Class A4B, 0.289% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	3,456	3,428
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (g)	20	20
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	3,853	3,943
Citibank Credit Card Issuance Trust Series 2004-C1 Class C1, 0.848% 7/15/13 (g)	1,930	1,930
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (g)	$ 1,102	$ 1,085
Series 2007-4 Class A1A, 0.3326% 9/25/37 (g)	1,264	1,216
Series 2007-5 Class 2A1, 0.294% 9/25/47 (g)	635	622
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.899% 7/25/35 (g)	3,465	3,440
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	723
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	361
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class A, 0.448% 6/15/13 (g)	2,370	2,369
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(g)	87	24
Series 2004-AR2 Class B1, 2.094% 8/25/34 (g)	796	68
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.244% 3/25/37 (g)	5	5
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (g)	38	37
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.574% 8/25/35 (g)	1,831	1,790
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (h)	2,454	282
Series 2006-2 Class AIO, 6% 8/25/11 (h)	538	5
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	3,096	101
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	6,585	254
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	9,200	529
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	6,620	451
Ocala Funding LLC Series 2006-1A Class A, 1.5958% 3/20/11 (a)(b)(g)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (g)	2,928	2,871
Series 2007-6 Class 2A1, 0.254% 7/25/37 (g)	94	92
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.644% 3/25/36 (g)	447	447
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	310	291
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (g)	23	23
Santander Drive Auto Receivables Trust:
Series 2007-2 Class A3, 0.998% 8/15/14 (National Public Finance Guarantee Corp. Insured) (g)	1,570	1,570
Series 2010-2 Class A2, 0.95% 8/15/13	3,874	3,878
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (g)	$ 260	$ 2
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (g)	145	53
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (g)	40	38
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.624% 5/25/35 (g)	1,995	1,442
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $55,077)		48,736
Collateralized Mortgage Obligations - 17.1%

Private Sponsor - 6.7%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.263% 2/25/44 (g)	19	19
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (b)(g)	1,620	1,621
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,359	1,386
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0608% 5/20/36 (g)	363	369
Banc of America Mortgage Securities, Inc.:
planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	6,121	6,149
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (g)	1,074	970
Series 2004-A Class 2A2, 2.8609% 2/25/34 (g)	793	706
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	517	528
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(g)	3,476	3,549
Citigroup Mortgage Loan Trust:
Series 2006-AR7 Class 1A1, 3.6788% 11/25/36 (g)	168	103
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	6,215	6,182
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.008% 1/28/32 (b)(g)	189	150
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	666	669
CSMC floater Series 2011-1R Class A1, 1.2483% 2/27/47 (b)(g)	4,491	4,493
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (g)	$ 1,046	$ 1,006
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7455% 10/18/54 (b)(g)	259	258
Series 2007-1A Class A2, 0.3555% 10/18/54 (b)(g)	239	239
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.73% 11/20/56 (b)(g)	1,675	1,653
Series 2007-1A Class 3A1, 0.34% 11/20/56 (b)(g)	3,912	3,872
Granite Mortgages Series 2003-2 Class 1A3, 0.774% 7/20/43 (g)	582	566
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.629% 3/20/44 (g)	494	478
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (g)	654	563
Holmes Master Issuer PLC floater Series 2007-2A Class 3A1, 0.358% 7/15/21 (g)	1,413	1,410
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.434% 4/25/36 (g)	2,193	1,288
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (g)	660	466
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (g)	3,208	2,231
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.358% 10/15/33 (g)	5,750	5,718
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	433	462
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (g)	632	609
Series 2003-20 Class 1A1, 5.5% 7/25/33	512	521
Series 2004-21XS Class 2A3, 4.32% 12/25/34	593	588
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3326% 7/25/36 (g)	2,732	2,723
Series 2006-5 Class A1, 0.314% 10/25/46 (g)	4,368	4,342
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 2.5906% 12/25/35 (g)	2,065	1,604
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.7386% 3/25/35 (g)	446	170
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (g)	173	158
Series 2006-AR8 Class 3A1, 2.7717% 4/25/36 (g)	1,651	1,409
TOTAL PRIVATE SPONSOR		59,228
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 10.4%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	$ 1,828	$ 1,950
Class PZ, 6% 2/25/24	3,075	3,617
Series 1993-165 Class SH, 19.1811% 9/25/23 (g)(j)	98	128
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	708	56
Series 2009-16 Class SA, 6.056% 3/25/24 (g)(h)(j)	2,377	224
Series 2010-109 Class IM, 5.5% 9/25/40 (h)	8,373	1,632
Series 2010-114 Class CI, 5% 4/25/18 (h)	2,995	315
Series 2010-23:
Class AI, 5% 12/25/18 (h)	1,730	177
Class HI, 4.5% 10/25/18 (h)	1,207	123
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	3,395	346
Series 2010-37 Class GI, 5% 4/25/25 (h)	2,684	279
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	2,555	294
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	1,949	1,655
Series 339 Class 29, 5.5% 7/1/18 (h)	936	107
Series 348 Class 14, 6.5% 8/1/34 (h)	532	120
Series 351:
Class 12, 5.5% 4/1/34 (h)	405	80
Class 13, 6% 3/1/34 (h)	501	102
Series 359, Class 19 6% 7/1/35 (h)	475	92
Series 384 Class 6, 5% 7/25/37 (h)	2,209	402
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.424% 6/25/37 (g)	5,932	5,881
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	2,823	3,145
Series 1999-32 Class PL, 6% 7/25/29	2,080	2,319
Series 1999-33 Class PK, 6% 7/25/29	1,300	1,450
Series 2001-52 Class YZ, 6.5% 10/25/31	136	157
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,229
Series 2005-73 Class SA, 17.0456% 8/25/35 (g)(j)	567	678
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,273
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,383	2,641
Series 2001-31 Class ZC, 6.5% 7/25/31	856	981
Series 2002-16 Class ZD, 6.5% 4/25/32	387	439
Series 2002-79 Class Z, 5.5% 11/25/22	1,320	1,447
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2003-80 Class CG, 6% 4/25/30	$ 287	$ 298
Series 2003-21 Class SK, 7.906% 3/25/33 (g)(h)(j)	393	76
Series 2003-35:
Class BS, 6.806% 4/25/17 (g)(h)(j)	94	2
Class TQ, 7.306% 5/25/18 (g)(h)(j)	340	43
Series 2003-42 Class SJ, 6.856% 11/25/22 (g)(h)(j)	354	33
Series 2003-48 Class HI, 5% 11/25/17 (h)	1,061	58
Series 2005-104 Class NI, 6.506% 3/25/35 (g)(h)(j)	4,342	669
Series 2006-4 Class IT, 6% 10/25/35 (h)	129	9
Series 2007-57 Class SA, 39.456% 6/25/37 (g)(j)	1,776	2,978
Series 2007-66:
Class FB, 0.594% 7/25/37 (g)	2,649	2,644
Class SB, 38.436% 7/25/37 (g)(j)	488	872
Series 2009-114 Class AI, 5% 12/25/23 (h)	1,960	202
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	1,232	138
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	646	76
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	1,258	144
Series 2010-12 Class AI, 5% 12/25/18 (h)	3,546	363
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	2,107	402
Series 2010-96 Class DI, 4% 5/25/23 (h)	2,125	159
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	13	13
Class GY, 0% 5/15/37 (g)	50	50
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,552	2,849
Series 2104 Class PG, 6% 12/15/28	790	881
Series 2162 Class PH, 6% 6/15/29	269	300
Series 70 Class C, 9% 9/15/20	57	64
sequential payer Series 2114 Class ZM, 6% 1/15/29	368	409
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	885	1,016
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (g)	7	7
Series 3222 Class HF, 0% 9/15/36 (g)	137	132
planned amortization 4.5% 2/15/41	2,426	2,576
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	$ 1,075	$ 1,200
Series 2154 Class PT, 6% 5/15/29	1,544	1,724
Series 2520 Class BE, 6% 11/15/32	1,477	1,660
Series 2585 Class KS, 7.402% 3/15/23 (g)(h)(j)	199	33
Series 2590 Class YR, 5.5% 9/15/32 (h)	66	8
Series 2802 Class OB, 6% 5/15/34	3,375	3,842
Series 2810 Class PD, 6% 6/15/33	1,799	1,901
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,235
Series 3786 Class HP, 4.5% 3/15/38	3,253	3,493
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,156	1,277
Series 2274 Class ZM, 6.5% 1/15/31	443	505
Series 2281 Class ZB, 6% 3/15/30	467	518
Series 2502 Class ZC, 6% 9/15/32	1,376	1,550
Series 2564 Class ES, 7.402% 2/15/22 (g)(h)(j)	7	0*
Series 2575 Class ID, 5.5% 8/15/22 (h)	37	3
Series 2817 Class SD, 6.852% 7/15/30 (g)(h)(j)	462	39
Series 3097 Class IA, 5.5% 3/15/33 (h)	1,650	187
Series 1658 Class GZ, 7% 1/15/24	1,324	1,487
Series 2587 Class IM, 6.5% 3/15/33 (h)	714	152
Series 2844:
Class SC, 45.513% 8/15/24 (g)(j)	51	100
Class SD, 83.876% 8/15/24 (g)(j)	75	212
Series 3772 Class BI, 4.5% 10/15/18 (h)	2,351	213
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2011-H03 Class FA, 0.6958% 1/20/61 (g)(k)	10,393	10,367
Series 2011-H05 Class FA, 0.6958% 12/20/60 (g)(k)	1,339	1,336
Series 2011-H07 Class FA, 0.6958% 2/20/61 (g)(k)	3,097	3,098
Series 2011-H12 Class FA, 0.6824% 2/20/61 (g)(k)	3,190	3,190
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	$ 1,134	$ 1,263
Series 2004-32 Class GS, 6.302% 5/16/34 (g)(h)(j)	868	143
TOTAL U.S. GOVERNMENT AGENCY		92,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,949)		151,766
Commercial Mortgage Securities - 3.0%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.4525% 2/14/43 (g)	4,300	4,543
Class PS1, 1.4533% 2/14/43 (g)(h)	10,065	206
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	719
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.444% 12/25/36 (b)(g)	78	10
Series 2007-3:
Class M1, 0.504% 7/25/37 (b)(g)	73	28
Class M2, 0.534% 7/25/37 (b)(g)	76	25
Class M3, 0.564% 7/25/37 (b)(g)	123	33
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.4992% 5/15/35 (b)(g)(h)	12,470	261
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,455
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,384
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.9052% 6/15/39 (g)	822	839
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 6.032% 7/10/38 (g)	824	824
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	569
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,262
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	$ 240	$ 262
Series 2007-C6 Class A2, 5.845% 7/15/40	515	532
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (g)(h)	10,035	113
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (g)	175	189
Wachovia Bank Commercial Mortgage Trust Series 2007-C31A Class A2, 5.421% 4/15/47	985	1,028
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,040)		26,282
Cash Equivalents - 2.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $20,892)	$ 20,892	20,892
TOTAL INVESTMENT PORTFOLIO - 125.8% (Cost $1,093,424)		1,113,427
NET OTHER ASSETS (LIABILITIES) - (25.8)%		(228,110)
NET ASSETS - 100%		$ 885,317
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
16 CBOT 2 Year U.S. Treasury Notes Contracts	Sept. 2011	$ 3,507	$ (4)

The face value of futures sold as a percentage of net assets is 0.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 8,500	$ (41)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	10,000	(57)
		$ 18,500	$ (98)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,509,000 or 3.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $138,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $824,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$20,892,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 628
HSBC Securities (USA), Inc.	3,765
Merrill Lynch, Pierce, Fenner & Smith, Inc.	991
Mizuho Securities USA, Inc.	11,295
Societe Generale	1,193
Wells Fargo Securities LLC	3,020
$ 20,892
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,002	$ -	$ -	$ 3,002
U.S. Government Agency - Mortgage Securities	862,749	-	862,749	-
Asset-Backed Securities	48,736	-	48,388	348
Collateralized Mortgage Obligations	151,766	-	151,596	170
Commercial Mortgage Securities	26,282	-	26,186	96
Cash Equivalents	20,892	-	20,892	-
Total Investments in Securities:	$ 1,113,427	$ -	$ 1,109,811	$ 3,616
Derivative Instruments:
Liabilities
Futures Contracts	$ (4)	$ (4)	$ -	$ -
Swap Agreements	(98)	-	(98)	-
Total Liabilities	$ (102)	$ (4)	$ (98)	$ -
Other Financial Instruments:
Forward Commitments	$ (263)	$ -	$ (263)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,019
Total Realized Gain (Loss)	(3,784)
Total Unrealized Gain (Loss)	3,319
Cost of Purchases	3,459
Proceeds of Sales	(7,891)
Amortization/Accretion	(305)
Transfers in to Level 3	657
Transfers out of Level 3	(4,858)
Ending Balance	$ 3,616
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (850)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,093,426,000. Net unrealized appreciation aggregated $20,001,000, of which $30,713,000 related to appreciated investment securities and $10,712,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2011

1.804867.107

SFI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,149,000	$ 1,287,521
Automobiles - 0.3%
Daimler Finance North America LLC 1.95% 3/28/14 (e)	3,076,000	3,103,742
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,020,295
Household Durables - 0.2%
Fortune Brands, Inc. 3% 6/1/12	1,230,000	1,249,051
Whirlpool Corp. 6.125% 6/15/11	1,250,000	1,252,230
		2,501,281
Media - 1.0%
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,705,338
NBC Universal, Inc. 3.65% 4/30/15 (e)	1,310,000	1,377,338
News America, Inc. 5.3% 12/15/14	2,007,000	2,239,930
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,665,984
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,983,915
		11,972,505
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	1,224,000	1,314,574
TOTAL CONSUMER DISCRETIONARY		21,199,918
CONSUMER STAPLES - 1.5%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	2,054,000	2,107,527
7.2% 1/15/14	2,150,000	2,461,944
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,267,637
Diageo Capital PLC 5.2% 1/30/13	510,000	546,214
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,954,796
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,395,986
		9,734,104
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,634,774
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (e)	500,000	533,706
General Mills, Inc. 1.55% 5/16/14	1,200,000	1,208,358
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
2.625% 5/8/13	$ 2,575,000	$ 2,651,405
5.625% 11/1/11	155,000	158,158
		4,551,627
Tobacco - 0.2%
Altria Group, Inc.:
4.125% 9/11/15	1,200,000	1,277,508
8.5% 11/10/13	1,000,000	1,166,596
		2,444,104
TOTAL CONSUMER STAPLES		18,364,609
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,289,438
Enterprise Products Operating LP 4.6% 8/1/12	1,896,000	1,973,253
Gazstream SA 5.625% 7/22/13 (e)	821,357	855,238
Marathon Petroleum Corp. 3.5% 3/1/16 (e)	1,050,000	1,078,153
NGPL PipeCo LLC 6.514% 12/15/12 (e)	1,400,000	1,476,300
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,177,878
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	1,800,000	1,868,855
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (e)	704,000	730,400
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)	1,922,000	2,067,672
Shell International Finance BV 1.875% 3/25/13	2,590,000	2,646,788
Southeast Supply Header LLC 4.85% 8/15/14 (e)	1,835,000	1,961,299
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,229,999
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,715,265
		21,070,538
FINANCIALS - 16.0%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.:
3.625% 8/1/12	4,250,000	4,378,176
4.75% 7/15/13	930,000	988,762
5.25% 10/15/13	867,000	932,992
HSBC Bank PLC 3.1% 5/24/16 (e)	1,210,000	1,213,513
Janus Capital Group, Inc. 5.875% 9/15/11 (c)	965,000	973,675
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co.:
1.0738% 1/24/14 (h)	$ 2,500,000	$ 2,511,915
2.05% 1/24/14	3,930,000	3,975,808
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	1,029,793
Morgan Stanley:
2.875% 1/24/14	1,200,000	1,225,682
6% 5/13/14	2,690,000	2,953,082
Royal Bank of Scotland PLC 4.875% 8/25/14 (e)	2,400,000	2,535,672
State Street Corp. 4.3% 5/30/14	1,110,000	1,203,339
The Bank of New York, Inc. 4.3% 5/15/14	1,840,000	1,997,075
UBS AG Stamford Branch 2.25% 1/28/14	2,500,000	2,531,310
		28,450,794
Commercial Banks - 6.0%
ANZ Banking Group Ltd. 2.125% 1/10/14 (e)	2,400,000	2,433,701
Bank of Montreal 2.125% 6/28/13	2,670,000	2,732,192
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (e)	728,000	743,087
Barclays Bank PLC 2.375% 1/13/14	3,080,000	3,140,861
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,107,366
Commonwealth Bank of Australia 2.125% 3/17/14 (e)	1,210,000	1,224,862
Credit Agricole SA 0.4895% 6/7/11 (e)(h)	1,800,000	1,799,926
Credit Suisse New York Branch 2.2% 1/14/14	3,082,000	3,136,061
Danske Bank A/S 1.3308% 4/14/14 (e)(h)	1,800,000	1,800,058
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (e)(h)	147,614	145,769
Fifth Third Bancorp 3.625% 1/25/16	673,000	688,422
ING Bank NV 2.65% 1/14/13 (e)	2,540,000	2,579,652
KeyBank NA 5.8% 7/1/14	1,333,000	1,468,148
Marshall & Ilsley Bank 6.375% 9/1/11	1,357,000	1,371,327
Nordea Bank AB 1.75% 10/4/13 (e)	1,830,000	1,838,142
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,756,326
3.625% 2/8/15	1,445,000	1,527,108
Rabobank (Netherlands) NV 1.85% 1/10/14	6,185,000	6,262,807
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,335,745
Royal Bank of Canada:
0.5748% 4/17/14 (h)	1,400,000	1,401,152
1.125% 1/15/14	2,885,000	2,887,441
Royal Bank of Scotland PLC 1.5% 3/30/12 (e)	3,080,000	3,106,978
Santander US Debt SA Unipersonal 2.485% 1/18/13 (e)	2,370,000	2,368,841
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (e)	2,400,000	2,423,126
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc. 3.6% 4/15/16	$ 1,025,000	$ 1,049,450
Svenska Handelsbanken AB 2.875% 9/14/12 (e)	4,282,000	4,391,341
U.S. Bancorp:
1.375% 9/13/13	1,230,000	1,239,148
4.2% 5/15/14	1,770,000	1,910,929
Union Bank NA Mtn Bank Nts Be 2.125% 12/16/13	3,642,000	3,709,341
Wachovia Bank NA 3.5725% 11/3/14 (h)	1,820,000	1,789,020
Wells Fargo & Co.:
3.625% 4/15/15	1,200,000	1,266,629
4.375% 1/31/13	3,806,000	4,016,772
Westpac Banking Corp.:
1.037% 3/31/14 (e)(h)	1,300,000	1,301,498
1.85% 12/9/13	1,889,000	1,908,776
2.1% 8/2/13	581,000	590,694
		73,452,696
Consumer Finance - 2.3%
American Honda Finance Corp. 2.375% 3/18/13 (e)	550,000	560,970
Capital One Financial Corp.:
5.7% 9/15/11	1,050,000	1,065,271
7.375% 5/23/14	2,500,000	2,909,205
Caterpillar Financial Services Corp.:
1.375% 5/20/14	2,050,000	2,060,869
2% 4/5/13	979,000	1,000,293
2.75% 6/24/15	701,000	726,649
General Electric Capital Corp.:
1.875% 9/16/13	2,278,000	2,300,926
2.1% 1/7/14	5,381,000	5,444,125
2.25% 11/9/15	1,650,000	1,627,557
3.5% 8/13/12	6,698,000	6,909,215
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,262,510
John Deere Capital Corp. 1.875% 6/17/13	2,143,000	2,186,237
		28,053,827
Diversified Financial Services - 3.3%
BB&T Corp. 2.05% 4/28/14	1,500,000	1,518,248
BNP Paribas 2.125% 12/21/12	2,030,000	2,067,805
BP Capital Markets PLC:
0.9095% 3/11/14 (h)	1,210,000	1,215,992
3.125% 3/10/12	1,831,000	1,865,146
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
1.2345% 4/1/14 (h)	$ 500,000	$ 498,633
1.7328% 1/13/14 (h)	3,558,000	3,590,990
5.125% 5/5/14	628,000	678,422
6.375% 8/12/14	2,900,000	3,244,793
6.5% 8/19/13	1,733,000	1,905,208
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,353,823
Export Development Canada 1.5% 5/15/14	800,000	813,190
Iberbond 2004 PLC 4.826% 12/24/17 (k)	1,447,460	1,418,511
JPMorgan Chase & Co. 3.4% 6/24/15	2,005,000	2,072,589
MassMutual Global Funding II:
0.6608% 1/14/14 (e)(h)	1,742,000	1,742,503
3.625% 7/16/12 (e)	800,000	824,599
Metlife Institutional Funding II 1.201% 4/4/14 (e)(h)	1,000,000	1,002,825
New York Life Global Fund:
2.25% 12/14/12 (e)	1,200,000	1,227,589
5.25% 10/16/12 (e)	2,280,000	2,421,271
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	270,000	269,843
Pricoa Global Funding I 5.45% 6/11/14 (e)	1,150,000	1,262,553
USAA Capital Corp. 3.5% 7/17/14 (e)	1,798,000	1,887,918
Volkswagen International Finance NV 1.875% 4/1/14 (e)	2,300,000	2,316,001
Whirlpool Corp. 8% 5/1/12	1,220,000	1,296,492
		40,494,944
Insurance - 0.8%
Berkshire Hathaway, Inc. 2.125% 2/11/13	2,570,000	2,630,811
Metropolitan Life Global Funding I:
2.5% 1/11/13 (e)	2,105,000	2,146,959
2.5% 9/29/15 (e)	1,000,000	999,717
2.875% 9/17/12 (e)	2,254,000	2,310,981
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,909,857
		9,998,325
Real Estate Investment Trusts - 0.1%
Equity One, Inc. 6.25% 12/15/14	1,200,000	1,315,976
Real Estate Management & Development - 0.4%
Duke Realty LP 5.625% 8/15/11	1,010,000	1,018,856
Liberty Property LP 6.375% 8/15/12	1,358,000	1,431,348
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 484,000	$ 521,385
5.3% 5/30/13	1,511,000	1,628,843
		4,600,432
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
1.6928% 1/30/14 (h)	2,000,000	2,019,468
3.7% 9/1/15	960,000	984,010
Countrywide Financial Corp. 5.8% 6/7/12	3,693,000	3,867,354
U.S. Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,846,546
		8,717,378
TOTAL FINANCIALS		195,084,372
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,859,717
Pharmaceuticals - 0.3%
Sanofi-Aventis 2.625% 3/29/16	1,263,000	1,284,044
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,220,523
Wyeth 5.5% 2/1/14	703,000	782,731
		3,287,298
TOTAL HEALTH CARE		5,147,015
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)	1,500,000	1,615,664
6.4% 12/15/11 (e)	1,320,000	1,361,496
		2,977,160
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,097,169
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
1.875% 6/15/13	$ 1,330,000	$ 1,353,500
5.45% 10/15/12	610,000	648,342
		2,001,842
TOTAL INDUSTRIALS		8,076,171
INFORMATION TECHNOLOGY - 0.5%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 1.55% 5/30/14	991,000	994,197
IT Services - 0.1%
The Western Union Co. 0.8895% 3/7/13 (h)	1,220,000	1,226,418
Office Electronics - 0.3%
Xerox Corp.:
1.0805% 5/16/14 (h)	1,999,000	2,007,170
5.5% 5/15/12	1,639,000	1,710,711
		3,717,881
TOTAL INFORMATION TECHNOLOGY		5,938,496
MATERIALS - 0.9%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	5,073,300
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (e)	2,400,000	2,435,093
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	774,000	804,269
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	700,000	749,343
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,708,927
		5,697,632
TOTAL MATERIALS		10,770,932
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	843,857
AT&T, Inc.:
2.95% 5/15/16	1,200,000	1,217,257
4.95% 1/15/13	2,327,000	2,475,372
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
6.7% 11/15/13	$ 470,000	$ 528,995
Deutsche Telekom International Financial BV 3.125% 4/11/16 (e)	1,209,000	1,233,982
France Telecom SA 4.375% 7/8/14	1,491,000	1,623,929
Qwest Corp. 3.5595% 6/15/13 (h)	2,360,000	2,424,900
SBC Communications, Inc. 5.875% 2/1/12	1,031,000	1,067,150
Telecom Italia Capital SA 6.175% 6/18/14	3,100,000	3,391,412
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,347,579
Verizon Communications, Inc. 1.95% 3/28/14	2,420,000	2,467,311
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,785,501
		23,407,245
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,735,119
Verizon Wireless Capital LLC 5.25% 2/1/12	1,252,000	1,290,319
Vodafone Group PLC 5.5% 6/15/11	3,380,000	3,385,618
		7,411,056
TOTAL TELECOMMUNICATION SERVICES		30,818,301
UTILITIES - 1.7%
Electric Utilities - 0.8%
Commonwealth Edison Co. 1.625% 1/15/14	1,660,000	1,672,887
EDP Finance BV 5.375% 11/2/12 (e)	1,000,000	1,023,319
FirstEnergy Corp. 6.45% 11/15/11	2,045,000	2,092,878
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	364,497
LG&E and KU Energy LLC 2.125% 11/15/15 (e)	831,000	809,789
Niagara Mohawk Power Corp. 3.553% 10/1/14 (e)	2,675,000	2,797,309
Progress Energy, Inc. 6.05% 3/15/14	815,000	912,326
Southern Co. 4.15% 5/15/14	412,000	442,497
		10,115,502
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,260,000	2,302,897
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
1.8% 3/15/14	451,000	456,250
6.3% 9/30/66 (h)	1,336,000	1,322,640
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co.:
0.9716% 6/3/13 (h)	$ 1,865,000	$ 1,863,185
7.05% 6/1/11	1,600,000	1,600,000
Sempra Energy 2% 3/15/14	2,435,000	2,456,608
		7,698,683
TOTAL UTILITIES		20,117,082
TOTAL NONCONVERTIBLE BONDS (Cost $327,324,577)		336,587,434
U.S. Government and Government Agency Obligations - 48.8%

U.S. Government Agency Obligations - 9.1%
Fannie Mae:
0.375% 12/28/12	8,850,000	8,853,372
0.75% 2/26/13	11,394,000	11,456,302
0.75% 12/18/13	292,000	291,342
1.125% 6/27/14	13,064,000	13,129,777
1.25% 2/27/14	3,700,000	3,741,632
2.5% 5/15/14	18,754,000	19,580,358
2.75% 3/13/14	8,200,000	8,625,728
4.625% 10/15/13	10,789,000	11,781,221
4.75% 11/19/12	996,000	1,059,832
Federal Home Loan Bank 1.125% 5/18/12	5,060,000	5,101,816
Freddie Mac:
0.75% 3/28/13	10,303,000	10,356,977
1.125% 7/27/12	5,227,000	5,274,179
1.375% 2/25/14	6,788,000	6,881,036
1.75% 6/15/12	3,121,000	3,168,932
2.5% 4/23/14	1,200,000	1,253,722
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		110,556,226
U.S. Treasury Obligations - 36.9%
U.S. Treasury Notes:
0.5% 5/31/13	28,727,000	28,747,195
0.75% 5/31/12	37,050,000	37,242,660
1% 4/30/12	46,909,000	47,244,399
1% 5/15/14 (d)	199,778,000	201,104,518
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 2/15/13	$ 38,139,000	$ 38,787,058
1.75% 4/15/13	79,377,000	81,343,168
2.375% 9/30/14	3,667,000	3,840,896
2.375% 10/31/14	9,988,000	10,459,314
TOTAL U.S. TREASURY OBLIGATIONS		448,769,208
Other Government Related - 2.8%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (f)	1,200,000	1,218,658
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (f)	1,035,000	1,052,453
3.125% 6/15/12 (FDIC Guaranteed) (f)	959,000	987,010
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (f)	2,440,000	2,477,005
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (f)	4,800,000	4,903,056
1.875% 11/15/12 (FDIC Guaranteed) (f)	2,900,000	2,960,784
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (f)	1,540,000	1,561,839
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (f)	3,700,000	3,783,302
2.625% 12/28/12 (FDIC Guaranteed) (f)	3,422,000	3,541,616
3% 12/9/11 (FDIC Guaranteed) (f)	5,407,000	5,487,164
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (f)	500,000	507,767
3.25% 6/15/12 (FDIC Guaranteed) (f)	459,000	472,853
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (f)	560,000	568,978
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (f)	1,782,000	1,808,438
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (f)	2,670,000	2,711,126
TOTAL OTHER GOVERNMENT RELATED		34,042,049
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $587,597,388)		593,367,483
U.S. Government Agency - Mortgage Securities - 3.4%
	Principal Amount	Value
Fannie Mae - 2.5%
1.975% 10/1/33 (h)	$ 60,791	$ 62,677
2.035% 3/1/35 (h)	53,062	55,165
2.38% 5/1/33 (h)	16,942	17,587
2.457% 3/1/35 (h)	32,452	34,000
2.481% 10/1/35 (h)	97,321	100,555
2.517% 5/1/35 (h)	659,282	689,987
2.542% 7/1/35 (h)	254,252	266,062
2.546% 2/1/35 (h)	748,955	786,369
2.554% 10/1/33 (h)	97,147	102,027
2.554% 12/1/34 (h)	394,205	414,232
2.59% 12/1/33 (h)	387,849	406,493
2.593% 10/1/35 (h)	810,703	851,744
2.603% 7/1/35 (h)	2,150,623	2,254,792
2.605% 11/1/36 (h)	116,406	122,264
2.611% 7/1/35 (h)	618,205	646,390
2.62% 11/1/36 (h)	759,012	795,914
2.623% 11/1/34 (h)	349,515	363,911
2.743% 8/1/35 (h)	437,130	456,474
2.908% 4/1/35 (h)	242,411	254,291
3.194% 1/1/40 (h)	1,089,929	1,139,712
3.243% 10/1/35 (h)	187,902	198,749
3.472% 3/1/40 (h)	1,060,814	1,113,517
3.54% 12/1/39 (h)	316,507	332,705
3.604% 3/1/40 (h)	1,234,743	1,301,058
3.658% 3/1/40 (h)	621,514	654,189
3.692% 5/1/40 (h)	586,432	618,152
3.697% 5/1/40 (h)	700,773	738,899
3.744% 1/1/40 (h)	551,480	582,017
3.764% 10/1/39 (h)	1,346,791	1,421,542
3.793% 6/1/40 (h)	616,037	650,064
3.972% 11/1/39 (h)	533,343	565,181
4.5% 8/1/18 to 7/1/20	7,351,153	7,858,554
5.5% 11/1/17 to 6/1/19	3,029,717	3,291,910
6.5% 11/1/11 to 6/1/16	728,568	767,072
7% 1/1/16 to 11/1/18	86,012	93,182
7.5% 5/1/12 to 10/1/14	8,468	9,103
TOTAL FANNIE MAE		30,016,540
Freddie Mac - 0.9%
2.437% 4/1/35 (h)	726,042	756,216
2.499% 1/1/35 (h)	138,406	145,106
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.599% 11/1/35 (h)	$ 393,453	$ 411,649
2.723% 6/1/37 (h)	414,463	436,501
3.086% 8/1/34 (h)	167,793	175,941
3.196% 8/1/36 (h)	247,505	259,736
3.522% 12/1/39 (h)	837,437	877,768
3.547% 4/1/40 (h)	795,607	835,567
3.591% 4/1/40 (h)	717,759	754,386
3.801% 4/1/40 (h)	578,532	607,947
3.981% 3/1/40 (h)	590,267	624,112
4.5% 8/1/18 to 11/1/18	4,253,213	4,550,245
8.5% 5/1/26 to 7/1/28	86,960	100,259
12% 11/1/19	2,279	2,553
TOTAL FREDDIE MAC		10,537,986
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	383,888	441,149
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $39,678,026)		40,995,675
Asset-Backed Securities - 10.7%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	462,522	372,875
Series 2005-1 Class M1, 0.664% 4/25/35 (h)	200,844	140,658
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.944% 3/25/34 (h)	3,132	3,105
Series 2005-HE2 Class M2, 0.644% 4/25/35 (h)	19,618	18,890
Series 2006-OP1 Class M4, 0.564% 4/25/36 (h)	18,301	75
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (e)	2,040,000	2,060,895
Series 2010-1 Class A4, 2.3% 12/15/14	2,170,000	2,226,459
Series 2010-4 Class A3, 0.91% 11/17/14	1,680,000	1,679,776
Series 2010-5 Class A3, 1.11% 1/15/15	1,300,000	1,303,855
Series 2011-1 Class A3, 1.38% 1/15/15	1,390,000	1,400,830
Series 2011-2 Class A3, 1.18% 4/15/15	1,200,000	1,205,973
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)	510,000	525,422
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,446,719
Series 2011-3 Class A2, 1.87% 5/15/16	880,000	882,093
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.249% 10/6/13 (XL Capital Assurance, Inc. Insured) (h)	$ 1,965,858	$ 1,952,411
Series 2007-CM Class A4B, 0.289% 4/7/14 (National Public Finance Guarantee Corp. Insured) (h)	2,073,699	2,056,762
Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,511,607
Series 2011-1 Class A3, 1.39% 9/8/15	850,000	853,960
Series 2011-2 Class A3, 1.61% 10/8/15	1,800,000	1,814,313
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.744% 4/25/34 (h)	16,966	4,859
Series 2005-R2 Class M1, 0.644% 4/25/35 (h)	262,030	226,136
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (h)	82,560	63,107
Series 2006-W4 Class A2C, 0.354% 5/25/36 (h)	174,890	53,476
Axon Financial Funding Ltd. 0.873% 4/4/17 (b)(e)(h)	432,000	4
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)	1,017,639	1,025,220
Class A4, 3.52% 6/15/16 (e)	1,100,000	1,134,768
Series 2009-3A Class A3, 1.67% 12/15/13 (e)	1,528,686	1,537,738
Series 2010-2 Class A3, 1.31% 7/15/14	2,250,000	2,266,314
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	249,471	249,961
Series 2010-1 Class A3, 0.82% 4/15/13	1,560,000	1,562,655
Series 2011-1 Class A3, 1.06% 2/20/14	1,760,000	1,767,132
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (h)	204,217	184,816
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (h)	4,119	4,094
Capital Auto Receivables Asset Trust Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,106,947
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	392,277	396,640
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	1,463,976	1,498,381
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	754,952
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,575,944
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (e)(h)	666,191	532,953
Class B, 0.9458% 7/20/39 (e)(h)	373,480	153,127
Class C, 1.2958% 7/20/39 (e)(h)	478,070	23,904
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (h)	$ 144,785	$ 5,976
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (h)	228,766	80,184
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	2,080,000	2,208,639
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,013,114
Series 2011-A1 Class A1, 0.388% 3/16/15 (h)	2,850,000	2,848,973
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	1,220,000	1,222,016
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	4,260,000	4,581,190
Series 2009-A3 Class A3, 2.7% 6/24/13	1,665,000	1,667,332
Series 2009-A5 Class A5, 2.25% 12/23/14	5,870,000	6,013,728
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (e)	296,380	296,841
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (h)	97,135	5,547
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	41,917	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4995% 3/25/32 (MGIC Investment Corp. Insured) (h)	31,876	12,569
Series 2004-2 Class 3A4, 0.444% 7/25/34 (h)	68,929	54,294
Series 2004-3 Class M4, 1.164% 4/25/34 (h)	20,061	9,699
Series 2004-4 Class M2, 0.989% 6/25/34 (h)	74,616	41,803
Series 2005-3 Class MV1, 0.614% 8/25/35 (h)	90,145	86,633
Series 2005-AB1 Class A2, 0.404% 8/25/35 (h)	9,216	9,119
Discover Card Master Trust Series 2011-A2 Class A2, 0.4924% 11/16/15 (h)	2,160,000	2,160,000
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7745% 5/28/35 (h)	159,655	123,299
Class AB3, 0.7199% 5/28/35 (h)	67,441	47,825
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (h)	36,914	21,379
Series 2006-2 Class M1, 0.504% 7/25/36 (h)	1,430,000	45,785
Series 2006-3 Class 2A3, 0.354% 11/25/36 (h)	571,298	230,317
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.474% 10/25/35 (h)	307,698	294,547
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (e)	160,221	160,283
Series 2010-B Class A3, 0.91% 7/15/13 (e)	1,610,000	1,611,587
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust:
Series 2006-C Class B, 5.3% 6/15/12	$ 702,637	$ 707,167
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	502,015
Class C, 5.8% 2/15/13	775,000	795,642
Series 2008-B Class A3A, 4.28% 5/15/12	144,683	144,899
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,059,620
Series 2009-E Class A3, 1.51% 1/15/14	1,206,395	1,214,072
Series 2010-B Class A3, 0.98% 10/15/14	1,210,000	1,215,448
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.448% 6/15/13 (h)	1,755,000	1,754,599
Class B, 0.748% 6/15/13 (h)	98,000	97,932
Series 2010-1 Class A, 1.848% 12/15/14 (e)(h)	1,290,000	1,315,448
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,115,551
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	422,546	422,834
Class C, 5.43% 2/16/15	1,845,000	1,847,605
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.619% 11/25/34 (h)	104,293	22,106
Class M5, 1.694% 11/25/34 (h)	66,415	8,573
Series 2005-A:
Class M3, 0.684% 1/25/35 (h)	120,398	58,902
Class M4, 0.874% 1/25/35 (h)	46,138	14,514
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (e)(h)	298,000	175,820
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	618,000	491,928
GE Business Loan Trust Series 2003-1 Class A, 0.628% 4/15/31 (e)(h)	30,542	28,557
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	3,000,000	3,017,114
GSAMP Trust:
Series 2004-AR1 Class M1, 0.844% 6/25/34 (h)	278,359	187,736
Series 2007-HE1 Class M1, 0.444% 3/25/47 (h)	115,495	6,765
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (e)(h)	783,117	407,221
Class C, 0.744% 9/25/46 (e)(h)	1,943,752	388,750
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.484% 8/25/33 (h)	94,691	77,458
Series 2003-5 Class A2, 0.894% 12/25/33 (h)	44,160	30,841
Series 2004-1 Class M2, 1.894% 6/25/34 (h)	89,129	56,171
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-5 Class 2A2, 0.444% 11/25/35 (h)	$ 8,430	$ 8,334
Series 2006-1 Class 2A3, 0.419% 4/25/36 (h)	109,246	106,807
Series 2006-8 Class 2A1, 0.244% 3/25/37 (h)	4,405	4,354
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	557,506	562,323
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	520,284
Series 2010-2 Class A3, 1.34% 3/18/14	1,470,000	1,480,951
Series 2010-3 Class A3, 0.7% 4/21/14	2,450,000	2,452,129
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	649,083
Series 2011-2 Class A3, 0.94% 3/18/15	1,460,000	1,462,493
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (h)	88,234	74,950
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (h)	157,118	72,713
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	210,000	218,361
Series 2011-A Class A3, 1.16% 4/15/15	800,000	804,118
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	1,710,000	1,722,203
Series 2009-B Class A-3, 1.57% 10/15/13	1,145,538	1,151,167
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (e)	162,576	162,763
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (h)	157,766	134,313
Class MV1, 0.424% 11/25/36 (h)	128,153	83,846
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6385% 12/27/29 (h)	89,828	77,251
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (h)	11,646	8,247
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (e)	258,540	265,336
Series 2006-1A:
Class B, 5.827% 4/20/28 (e)	86,081	89,070
Class C, 6.125% 4/20/28 (e)	86,081	88,654
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (h)	57,024	3,289
Series 2007-HE1 Class M1, 0.494% 5/25/37 (h)	99,598	5,293
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (e)	2,420,000	2,433,129
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	834,841	841,698
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (h)	$ 202,008	$ 173,919
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (h)	195,204	156,215
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (h)	138,792	110,959
Series 2004-NC8 Class M6, 1.444% 9/25/34 (h)	82,695	36,065
Series 2005-NC1 Class M1, 0.634% 1/25/35 (h)	50,738	34,435
Series 2005-NC2 Class B1, 1.364% 3/25/35 (h)	52,840	7,422
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	1,131,000	130,065
Series 2006-2 Class AIO, 6% 8/25/11 (j)	607,575	5,838
Series 2006-3 Class AIO, 7.1% 1/25/12 (j)	4,821,764	156,707
Series 2006-4:
Class A1, 0.224% 3/25/25 (h)	8,735	8,705
Class AIO, 6.35% 2/27/12 (j)	880,000	33,910
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.664% 2/25/36 (h)	37,735	11,077
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	82,950	83,027
Series 2010-B:
Class A3, 1.12% 12/15/13	1,280,000	1,286,622
Class A4, 1.27% 10/15/16	560,000	562,393
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	930,000	935,563
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0228% 10/30/45 (h)	1,141,074	1,049,788
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (b)(e)(h)	71,000	0
Series 2006-1A Class A, 1.5958% 3/20/11 (b)(e)(h)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (h)	797,630	488,097
Class M4, 1.644% 9/25/34 (h)	1,086,724	342,336
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (h)	97,891	91,761
Class M4, 1.024% 1/25/36 (h)	187,294	98,716
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (h)	913,983	12,287
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	152,904	143,811
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (h)	648	547
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	$ 2,169,257	$ 2,171,494
Series 2010-3 Class A2, 0.93% 6/17/13	900,000	901,027
Series 2011-1, Class A2, 0.94% 2/18/14	1,370,000	1,369,941
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (h)	187,260	149,324
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (e)(h)	70,951	67,611
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.5095% 6/15/21 (h)	1,718,112	1,676,967
Series 2004-A:
Class B, 0.8895% 6/15/33 (h)	397,498	224,258
Class C, 1.2595% 6/15/33 (h)	1,181,000	193,625
Series 2004-B Class C, 1.1795% 9/15/33 (h)	1,900,000	968,960
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (h)	8,849	3,928
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (h)	86,903	67,914
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	800,000	804,061
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	1,182,763	1,189,618
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	2,450,000	2,455,915
Class A4, 1.18% 10/20/15	140,000	140,504
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	2,000,000	2,011,874
Wachovia Auto Loan Owner Trust Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,646,277
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3458% 3/20/14 (h)	1,060,000	1,066,809
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	112,639	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (e)(h)	888,516	887,513
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (e)(h)	1,390,735	820,533
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	1,020,000	1,024,388
TOTAL ASSET-BACKED SECURITIES (Cost $136,220,765)		129,883,738
Collateralized Mortgage Obligations - 4.0%
	Principal Amount	Value
Private Sponsor - 1.5%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (e)(h)	$ 2,220,000	$ 2,221,965
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (e)	629,097	641,403
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0608% 5/20/36 (h)	506,212	513,384
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 2.7465% 3/25/34 (h)	7,225	6,539
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (e)	847,386	851,623
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.4355% 10/18/54 (e)(h)	121,840	121,628
Class C2, 0.7455% 10/18/54 (e)(h)	40,726	40,485
Class M2, 0.5255% 10/18/54 (e)(h)	70,008	69,845
Series 2007-1A Class A2, 0.3555% 10/18/54 (e)(h)	132,965	132,787
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.73% 11/20/56 (e)(h)	311,000	306,943
Series 2007-1A Class 3A1, 0.34% 11/20/56 (e)(h)	1,126,628	1,115,159
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.3958% 12/20/54 (e)(h)	762,000	495,300
Series 2006-2 Class C1, 0.6658% 12/20/54 (h)	3,254,000	2,115,100
Series 2006-3 Class C2, 0.6958% 12/20/54 (h)	142,000	92,300
Series 2006-4:
Class B1, 0.2858% 12/20/54 (h)	381,000	327,660
Class C1, 0.5758% 12/20/54 (h)	233,000	151,450
Class M1, 0.3658% 12/20/54 (h)	100,000	76,500
Series 2007-1:
Class 1C1, 0.7958% 12/20/54 (h)	235,000	152,750
Class 1M1, 0.4958% 12/20/54 (h)	153,000	117,045
Class 2C1, 1.1558% 12/20/54 (h)	107,000	69,550
Class 2M1, 0.6958% 12/20/54 (h)	196,000	149,940
Series 2007-2 Class 2C1, 0.6271% 12/17/54 (h)	272,000	176,800
Granite Mortgages Series 2003-2 Class 1A3, 0.774% 7/20/43 (h)	798,671	776,708
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.724% 1/20/44 (h)	54,183	41,721
Series 2004-1 Class 2A1, 0.629% 3/20/44 (h)	675,489	654,211
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (h)	45,604	30,300
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (h)	119,447	84,377
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (h)	$ 179,962	$ 125,185
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (e)(h)	26,395	25,735
Class C, 0.388% 6/15/22 (e)(h)	161,633	151,935
Class D, 0.398% 6/15/22 (e)(h)	62,186	58,144
Class E, 0.408% 6/15/22 (e)(h)	99,468	92,008
Class F, 0.438% 6/15/22 (e)(h)	179,345	164,101
Class G, 0.508% 6/15/22 (e)(h)	37,282	33,367
Class H, 0.528% 6/15/22 (e)(h)	74,650	65,505
Class J, 0.568% 6/15/22 (e)(h)	87,091	75,551
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (h)	310,176	20,842
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.358% 10/15/33 (h)	2,750,000	2,734,593
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5539% 7/10/35 (e)(h)	98,381	80,299
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (e)(h)	28,425	26,229
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (h)	4,830	3,575
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	805,533	798,040
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (h)	415,454	295,589
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3326% 7/25/36 (h)	1,544,981	1,539,807
Series 2006-5 Class A1, 0.314% 10/25/46 (h)	691,617	687,516
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (h)	149,436	136,890
TOTAL PRIVATE SPONSOR		18,648,384
U.S. Government Agency - 2.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	181,766	186,743
Series 2006-64 Class PA, 5.5% 2/25/30	641,052	647,743
Series 2010-123 Class DL, 3.5% 11/25/25	991,923	1,037,020
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2008-76 Class EF, 0.694% 9/25/23 (h)	418,410	418,871
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	$ 834,229	$ 900,270
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	526,675	586,895
Series 2003-76 Class BA, 4.5% 3/25/18	1,158,101	1,223,429
Series 2011-16 Class FB, 0.344% 3/25/31 (h)	3,587,133	3,580,235
Series 2010-143 Class B, 3.5% 12/25/25	1,544,206	1,617,562
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.428% 2/15/19 (h)	2,401,630	2,404,068
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	574,458	622,217
Series 2866 Class XE, 4% 12/15/18	1,333,616	1,395,505
Series 2901 Class UM, 4.5% 1/15/30	1,507,783	1,544,982
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	235,741	242,801
Series 2635 Class DG, 4.5% 1/15/18	1,234,859	1,295,960
Series 2970 Class YA, 5% 9/15/18	205,930	210,175
Series 3427 Class FX, 0.348% 8/15/18 (h)	786,106	785,544
Series 3555:
Class CM, 4% 12/15/14	4,432,740	4,574,821
Class KH, 4% 12/15/14	4,878,932	5,065,524
Series 3560 Class LA, 2% 8/15/14	849,392	860,579
Series 3573 Class LC, 1.85% 8/15/14	1,388,736	1,407,892
TOTAL U.S. GOVERNMENT AGENCY		30,608,836
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,995,972)		49,257,220
Commercial Mortgage Securities - 3.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4533% 2/14/43 (h)(j)	2,642,886	54,134
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.6677% 12/10/42 (h)(j)	7,999,043	13,524
Series 2005-4 Class XP, 0.3506% 7/10/45 (h)(j)	10,772,754	31,445
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.668% 3/15/22 (e)(h)	78,149	76,195
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class G, 0.728% 3/15/22 (e)(h)	$ 50,652	$ 47,866
Series 2006-BIX1:
Class F, 0.508% 10/15/19 (e)(h)	201,139	188,568
Class G, 0.528% 10/15/19 (e)(h)	137,009	120,568
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (e)(h)	9,445	6,946
Series 2004-1:
Class A, 0.554% 4/25/34 (e)(h)	446,560	390,739
Class B, 2.094% 4/25/34 (e)(h)	54,100	28,950
Class M1, 0.754% 4/25/34 (e)(h)	31,325	23,835
Class M2, 1.394% 4/25/34 (e)(h)	30,214	20,373
Series 2004-2:
Class A, 0.624% 8/25/34 (e)(h)	387,724	337,055
Class M1, 0.774% 8/25/34 (e)(h)	138,182	99,472
Series 2004-3:
Class A1, 0.564% 1/25/35 (e)(h)	689,880	611,849
Class A2, 0.614% 1/25/35 (e)(h)	105,154	92,605
Class M1, 0.694% 1/25/35 (e)(h)	37,228	26,246
Class M2, 1.194% 1/25/35 (e)(h)	24,090	16,299
Series 2005-2A:
Class A1, 0.504% 8/25/35 (e)(h)	150,886	124,419
Class M1, 0.624% 8/25/35 (e)(h)	11,195	7,289
Class M2, 0.674% 8/25/35 (e)(h)	18,465	10,977
Class M3, 0.694% 8/25/35 (e)(h)	10,216	5,808
Class M4, 0.804% 8/25/35 (e)(h)	9,378	5,059
Series 2005-3A:
Class A1, 0.514% 11/25/35 (e)(h)	83,637	69,597
Class A2, 0.594% 11/25/35 (e)(h)	54,222	45,324
Class M1, 0.634% 11/25/35 (e)(h)	9,892	6,489
Class M2, 0.684% 11/25/35 (e)(h)	12,559	7,453
Class M3, 0.704% 11/25/35 (e)(h)	11,240	6,419
Class M4, 0.794% 11/25/35 (e)(h)	14,004	7,062
Series 2005-4A:
Class A2, 0.584% 1/25/36 (e)(h)	982,267	829,506
Class B1, 1.594% 1/25/36 (e)(h)	66,094	23,165
Class M1, 0.644% 1/25/36 (e)(h)	308,940	200,083
Class M2, 0.664% 1/25/36 (e)(h)	117,233	71,431
Class M3, 0.694% 1/25/36 (e)(h)	125,994	70,728
Class M4, 0.804% 1/25/36 (e)(h)	64,471	33,136
Class M5, 0.844% 1/25/36 (e)(h)	64,471	30,657
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M6, 0.894% 1/25/36 (e)(h)	$ 65,426	$ 27,357
Series 2006-1:
Class A2, 0.554% 4/25/36 (e)(h)	29,788	24,689
Class M1, 0.574% 4/25/36 (e)(h)	10,654	7,512
Class M2, 0.594% 4/25/36 (e)(h)	11,257	7,382
Class M3, 0.614% 4/25/36 (e)(h)	9,685	6,062
Class M4, 0.714% 4/25/36 (e)(h)	5,488	3,271
Class M5, 0.754% 4/25/36 (e)(h)	5,327	2,912
Class M6, 0.834% 4/25/36 (e)(h)	10,621	5,084
Series 2006-2A:
Class A1, 0.424% 7/25/36 (e)(h)	296,245	235,746
Class A2, 0.474% 7/25/36 (e)(h)	26,745	21,017
Class B1, 1.064% 7/25/36 (e)(h)	10,014	3,656
Class B3, 2.894% 7/25/36 (e)(h)	15,129	4,623
Class M1, 0.504% 7/25/36 (e)(h)	28,061	18,366
Class M2, 0.524% 7/25/36 (e)(h)	19,799	12,102
Class M3, 0.544% 7/25/36 (e)(h)	16,422	9,871
Class M4, 0.614% 7/25/36 (e)(h)	11,089	6,407
Class M5, 0.664% 7/25/36 (e)(h)	13,630	7,629
Class M6, 0.734% 7/25/36 (e)(h)	20,336	8,569
Series 2006-3A:
Class B1, 0.994% 10/25/36 (e)(h)	18,238	2,361
Class B2, 1.544% 10/25/36 (e)(h)	13,154	1,320
Class B3, 2.794% 10/25/36 (e)(h)	21,407	1,148
Class M4, 0.624% 10/25/36 (e)(h)	20,157	6,853
Class M5, 0.674% 10/25/36 (e)(h)	24,130	7,239
Class M6, 0.754% 10/25/36 (e)(h)	47,233	10,391
Series 2006-4A:
Class A1, 0.424% 12/25/36 (e)(h)	85,741	69,451
Class A2, 0.464% 12/25/36 (e)(h)	388,653	287,603
Class B1, 0.894% 12/25/36 (e)(h)	13,586	2,148
Class B2, 1.444% 12/25/36 (e)(h)	14,059	1,846
Class B3, 2.644% 12/25/36 (e)(h)	23,217	2,122
Class M1, 0.484% 12/25/36 (e)(h)	27,537	12,366
Class M2, 0.504% 12/25/36 (e)(h)	18,775	7,705
Class M3, 0.534% 12/25/36 (e)(h)	18,775	6,585
Class M4, 0.594% 12/25/36 (e)(h)	22,531	6,720
Class M5, 0.634% 12/25/36 (e)(h)	20,653	5,049
Class M6, 0.714% 12/25/36 (e)(h)	18,775	3,857
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class A2, 0.464% 3/25/37 (e)(h)	$ 428,330	$ 284,840
Class B1, 0.864% 3/25/37 (e)(h)	136,760	20,514
Class B2, 1.344% 3/25/37 (e)(h)	100,267	11,531
Class B3, 3.544% 3/25/37 (e)(h)	222,769	12,252
Class M1, 0.464% 3/25/37 (e)(h)	117,124	48,021
Class M2, 0.484% 3/25/37 (e)(h)	88,673	30,149
Class M3, 0.514% 3/25/37 (e)(h)	77,009	23,873
Class M4, 0.564% 3/25/37 (e)(h)	58,087	15,103
Class M5, 0.614% 3/25/37 (e)(h)	97,102	21,363
Class M6, 0.694% 3/25/37 (e)(h)	133,910	25,443
Series 2007-2A:
Class A1, 0.464% 7/25/37 (e)(h)	69,194	51,302
Class A2, 0.514% 7/25/37 (e)(h)	64,807	41,232
Class B1, 1.794% 7/25/37 (e)(h)	20,306	1,927
Class B2, 2.444% 7/25/37 (e)(h)	17,597	1,178
Class B3, 3.544% 7/25/37 (e)(h)	19,791	972
Class M1, 0.564% 7/25/37 (e)(h)	23,098	8,006
Class M2, 0.604% 7/25/37 (e)(h)	12,961	3,484
Class M3, 0.684% 7/25/37 (e)(h)	13,128	2,680
Class M4, 0.844% 7/25/37 (e)(h)	25,275	4,207
Class M5, 0.944% 7/25/37 (e)(h)	22,350	3,312
Class M6, 1.194% 7/25/37 (e)(h)	28,365	3,503
Series 2007-3:
Class A2, 0.484% 7/25/37 (e)(h)	108,442	72,512
Class B1, 1.144% 7/25/37 (e)(h)	93,322	13,739
Class B2, 1.794% 7/25/37 (e)(h)	238,883	27,447
Class B3, 4.194% 7/25/37 (e)(h)	124,495	8,119
Class M1, 0.504% 7/25/37 (e)(h)	81,926	31,700
Class M2, 0.534% 7/25/37 (e)(h)	86,134	27,902
Class M3, 0.564% 7/25/37 (e)(h)	139,424	37,849
Class M4, 0.694% 7/25/37 (e)(h)	220,476	52,671
Class M5, 0.794% 7/25/37 (e)(h)	109,908	23,068
Class M6, 0.994% 7/25/37 (e)(h)	85,834	15,448
Series 2007-4A:
Class A2, 0.744% 9/25/37 (e)(h)	882,087	421,548
Class B1, 2.744% 9/25/37 (e)(h)	146,067	5,843
Class B2, 3.644% 9/25/37 (e)(h)	547,696	16,431
Class M1, 1.144% 9/25/37 (e)(h)	136,684	24,603
Class M2, 1.244% 9/25/37 (e)(h)	136,684	19,136
Class M4, 1.794% 9/25/37 (e)(h)	360,204	28,816
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M5, 1.944% 9/25/37 (e)(h)	$ 360,204	$ 25,214
Class M6, 2.144% 9/25/37 (e)(h)	360,293	21,618
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(j)	3,435,980	137,439
Series 2006-2A Class IO, 2.4155% 7/25/36 (c)(e)(j)	10,103,577	489,013
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.638% 3/15/19 (e)(h)	102,211	91,990
Class H, 0.848% 3/15/19 (e)(h)	68,774	58,458
Class J, 1.048% 3/15/19 (e)(h)	51,667	43,917
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (e)(h)	52,963	48,305
Class E, 0.498% 3/15/22 (e)(h)	275,033	248,270
Class F, 0.548% 3/15/22 (e)(h)	168,653	149,028
Class G, 0.598% 3/15/22 (e)(h)	43,346	36,952
Class H, 0.748% 3/15/22 (e)(h)	52,963	44,030
Class J, 0.898% 3/15/22 (e)(h)	52,963	40,513
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	708,700	724,294
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (e)(h)(j)	11,917,421	18,576
Series 2004-PWR6 Class X2, 0.7962% 11/11/41 (h)(j)	4,532,515	46,176
Series 2005-PWR9 Class X2, 0.5324% 9/11/42 (e)(h)(j)	29,321,454	248,831
Series 2007-T28 Class A1, 5.422% 9/11/42	326,766	329,574
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (e)(h)	105,032	81,200
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.4992% 5/15/35 (e)(h)(j)	17,062,143	356,734
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5271% 8/15/21 (e)(h)	56,376	56,149
Class H, 0.5671% 8/15/21 (e)(h)	45,122	44,365
Series 2004-C2 Class XP, 1.1025% 10/15/41 (e)(h)(j)	5,975,664	27,937
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.6265% 10/15/48 (h)(j)	45,795,157	527,560
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	2,089,027	2,135,672
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (e)(h)	$ 500,000	$ 475,625
Class D, 0.508% 4/15/17 (e)(h)	120,571	111,076
Class E, 0.568% 4/15/17 (e)(h)	38,383	34,593
Class F, 0.608% 4/15/17 (e)(h)	21,773	19,187
Class G, 0.748% 4/15/17 (e)(h)	21,773	18,534
Class H, 0.818% 4/15/17 (e)(h)	21,773	17,446
Class J, 1.048% 4/15/17 (e)(h)	16,697	11,709
Series 2005-FL11:
Class F, 0.648% 11/15/17 (e)(h)	23,597	21,945
Class G, 0.698% 11/15/17 (e)(h)	16,356	14,802
Series 2006-CN2A Class A2FL, 0.4295% 2/5/19 (e)(h)	310,000	305,952
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (e)	1,375,000	1,376,719
Series 2005-LP5 Class XP, 0.4427% 5/10/43 (h)(j)	6,976,252	19,674
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	20,261	20,262
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.9052% 6/15/39 (h)	665,686	679,490
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (h)(j)	36,557,838	593,674
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (h)(j)	11,583,718	25,030
Series 2005-C1 Class ASP, 0.489% 2/15/38 (e)(h)(j)	10,138,085	30,096
Series 2005-C2 Class ASP, 0.7017% 4/15/37 (e)(h)(j)	9,289,533	50,545
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.368% 2/15/22 (e)(h)	236,650	212,985
0.468% 2/15/22 (e)(h)	84,521	72,688
Class F, 0.518% 2/15/22 (e)(h)	169,020	141,977
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,306,323	1,309,062
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.2156% 5/15/33 (e)(h)(j)	1,846,887	11,081
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,052,119	1,090,936
Series 2004-C3 Class X2, 0.7915% 12/10/41 (h)(j)	6,026,290	15,315
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (e)(h)	$ 1,170,000	$ 1,078,040
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (h)	2,311,351	2,314,135
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (e)(h)(j)	25,324,252	115,762
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (e)(h)(j)	84,229,911	698,746
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.649% 6/6/20 (e)(h)	105,970	96,153
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(h)	720,000	709,897
Class D, 2.3636% 3/6/20 (e)(h)	215,000	212,041
Class E, 2.6688% 3/6/20 (e)(h)	360,000	355,382
Class F, 2.8433% 3/6/20 (e)(h)	180,000	177,332
Class G, 3.0177% 3/6/20 (e)(h)	90,000	88,724
Class H, 3.5846% 3/6/20 (e)(h)	150,000	148,608
Class J, 4.4568% 3/6/20 (e)(h)	215,000	214,141
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	710,000	721,916
Series 2006-GG6 Class A2, 5.506% 4/10/38	456,353	456,055
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	1,860,398	1,871,486
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2005-LDP5 Class A2, 5.198% 12/15/44	1,090,000	1,109,931
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A2, 6.047% 4/15/45 (h)	227,871	227,632
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.428% 11/15/18 (e)(h)	22,737	20,464
Class E, 0.478% 11/15/18 (e)(h)	32,220	29,321
Class F, 0.528% 11/15/18 (e)(h)	48,326	43,010
Class G, 0.558% 11/15/18 (e)(h)	42,000	36,120
Class H, 0.698% 11/15/18 (e)(h)	32,228	26,427
sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	470,000	477,456
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1,703,140	1,703,595
Series 2006-C7 Class A1, 5.279% 11/15/38	35,016	35,150
Series 2007-C1 Class A1, 5.391% 2/15/40 (h)	143,743	145,053
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C6 Class A2, 5.845% 7/15/40	$ 703,198	$ 726,586
Series 2004-C6 Class XCP, 0.8859% 8/15/36 (e)(h)(j)	6,498,302	9,403
Series 2005-C7 Class XCP, 0.3428% 11/15/40 (h)(j)	53,874,944	169,248
Series 2006-C1 Class XCP, 0.5157% 2/15/41 (h)(j)	40,938,947	250,264
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (h)(j)	19,434,864	293,422
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (h)(j)	7,231,233	81,725
Series 2007-C2 Class XCP, 0.7286% 2/15/40 (h)(j)	35,599,956	498,424
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.538% 9/15/21 (e)(h)	145,070	124,760
Class G, 0.558% 9/15/21 (e)(h)	286,588	235,003
Class H, 0.598% 9/15/21 (e)(h)	73,934	58,408
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	268,128	267,966
Series 2005-MCP1 Class XP, 0.8296% 6/12/43 (h)(j)	8,880,303	111,540
Series 2005-MKB2 Class XP, 0.4027% 9/12/42 (h)(j)	4,037,335	18,610
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	95,040	95,625
Series 2007-8 Class A1, 4.622% 8/12/49	280,089	282,250
Series 2007-9 Class A2, 5.59% 9/12/49	862,319	888,917
Series 2006-4 Class XP, 0.829% 12/12/49 (h)(j)	16,611,206	292,268
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (e)(h)	45,397	22,699
Series 2007-XCLA Class A1, 0.398% 7/17/17 (e)(h)	139,385	128,234
Series 2007-XLFA:
Class D, 0.388% 10/15/20 (e)(h)	84,694	76,235
Class E, 0.448% 10/15/20 (e)(h)	105,926	94,100
Class F, 0.498% 10/15/20 (e)(h)	63,569	55,285
Class G, 0.538% 10/15/20 (e)(h)	78,581	62,522
Class H, 0.628% 10/15/20 (e)(h)	49,464	35,621
Class J, 0.778% 10/15/20 (e)(h)	56,462	29,671
Class MHRO, 0.888% 10/15/20 (e)(h)	21,680	18,645
Class MJPM, 1.198% 10/15/20 (e)(h)	1,119	1,019
Class NHRO, 1.088% 10/15/20 (e)(h)	31,664	25,965
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (e)(h)(j)	$ 4,556,729	$ 10,761
Series 2007-HQ11 Class A1, 5.246% 2/12/44	123,743	124,211
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,212,155	2,296,920
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (e)(h)(j)	9,920,925	32,314
Series 2005-HQ5 Class X2, 0.3448% 1/14/42 (h)(j)	8,731,786	39,188
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (e)(h)(j)	9,925,024	66,622
Series 2005-TOP17 Class X2, 0.7583% 12/13/41 (h)(j)	7,385,164	68,668
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (e)(h)	161,978	155,505
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (e)(h)	176,861	150,559
Class F, 0.5371% 8/11/18 (e)(h)	238,334	194,485
Class G, 0.5571% 8/11/18 (e)(h)	225,785	153,281
Class J, 0.7971% 8/11/18 (e)(h)	50,198	27,360
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (e)(h)	11,855	8,891
Class AP2, 0.998% 6/15/20 (e)(h)	19,414	13,590
Class F, 0.678% 6/15/20 (e)(h)	376,985	309,128
Series 2005-C18 Class XP, 0.4984% 4/15/42 (e)(h)(j)	14,593,044	46,714
Series 2006-C23 Class X, 0.2549% 1/15/45 (e)(h)(j)	210,062,613	530,996
Series 2007-C30 Class XP, 0.6357% 12/15/43 (e)(h)(j)	42,981,336	487,821
Series 2007-C31A Class A2, 5.421% 4/15/47	983,656	1,026,073
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (e)	608,983	611,873
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $46,592,223)		43,164,184
Municipal Securities - 0.8%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	1,780,000	1,812,983
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.85%, tender 9/1/11 (h)(i)	2,800,000	2,800,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (h)	600,000	602,712
Series 2007 B, 1.9%, tender 6/1/12 (h)	600,000	602,244
Municipal Securities - continued
	Principal Amount	Value
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.55%, tender 7/1/11 (h)	$ 400,000	$ 400,036
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (h)(i)	2,300,000	2,304,163
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.7%, tender 7/1/11 (h)(i)	700,000	700,070
TOTAL MUNICIPAL SECURITIES (Cost $9,178,880)		9,222,208
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.375% 1/27/14 (Cost $3,738,713)	3,750,000	3,794,359
Certificates of Deposit - 0.2%

Bank of Tokyo-Mitsubishi yankee 0.4% 8/8/11 (Cost $2,000,000)	2,000,000	2,000,458
Cash Equivalents - 9.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11:
(Collateralized by U.S. Government Obligations) # (a)	110,537,430	110,537,000
(Collateralized by U.S. Government Obligations) #	8,108,033	8,108,000
TOTAL CASH EQUIVALENTS (Cost $118,645,000)		118,645,000
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $1,317,971,544)		1,326,917,759
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(110,423,917)
NET ASSETS - 100%		$ 1,216,493,842
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(g)

	August 2034	$ 68,323	$ (37,928)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(g)	Feb. 2034	1,009	(949)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca)(g)	Oct. 2034	91,370	(34,472)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(g)	Sept. 2034	67,055	(50,619)
		$ 227,757	$ (123,968)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,229,030 or 9.6% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $34,042,049 or 2.8% of net assets.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,418,511 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,404,080
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,108,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 243,538
HSBC Securities (USA), Inc.	1,461,227
Merrill Lynch, Pierce, Fenner & Smith, Inc.	384,686
Mizuho Securities USA, Inc.	4,383,681
Societe Generale	462,964
Wells Fargo Securities LLC	1,171,904
$ 8,108,000
$110,537,000 due 6/01/11 at 0.14%
J.P. Morgan Securities, Inc.	$ 71,999,466
Societe Generale	38,537,534
$ 110,537,000
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 336,587,434	$ -	$ 335,168,923	$ 1,418,511
U.S. Government and Government Agency Obligations	593,367,483	-	593,367,483	-
U.S. Government Agency - Mortgage Securities	40,995,675	-	40,995,675	-
Asset-Backed Securities	129,883,738	-	125,562,338	4,321,400
Collateralized Mortgage Obligations	49,257,220	-	49,236,378	20,842
Commercial Mortgage Securities	43,164,184	-	36,339,509	6,824,675
Municipal Securities	9,222,208	-	9,222,208	-
Foreign Government and Government Agency Obligations	3,794,359	-	3,794,359	-
Certificates of Deposit	2,000,458	-	2,000,458	-
Cash Equivalents	118,645,000	-	118,645,000	-
Total Investments in Securities:	$ 1,326,917,759	$ -	$ 1,314,332,331	$ 12,585,428
Derivative Instruments:
Liabilities
Swap Agreements	$ (123,968)	$ -	$ -	$ (123,968)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,231,046
Total Realized Gain (Loss)	(514,201)
Total Unrealized Gain (Loss)	4,579,416
Cost of Purchases	788
Proceeds of Sales	(5,274,801)
Amortization/Accretion	(138,519)
Transfers in to Level 3	1,841,299
Transfers out of Level 3	(3,139,600)
Ending Balance	$ 12,585,428
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 2,239,068
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (155,888)
Total Unrealized Gain (Loss)	31,920
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (123,968)
Realized gain (loss) on Swap Agreements for the period	$ 5,584
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2011	$ 31,920

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,317,235,843. Net unrealized appreciation aggregated $9,681,916, of which $24,639,713 related to appreciated investment securities and $14,957,797 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government, government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $227,757 representing 0.02% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011